Securities Act Registration No. 333-_____
                                    Investment Company Act Reg. No. 811-_____
   _________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                           __________________________
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. __        [_]

                         Post-Effective Amendment No. __       [_]
                                     and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No. __ [_]
                        (Check appropriate box or boxes.)
                             ______________________

                               JOHNSON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

           4041 North Main Street
               Racine, Wisconsin                       53402
     (Address of Principal Executive Offices)        (Zip Code)

                                   414) 681-4770
              (Registrant's Telephone Number, including Area Code)

                                                Copy to:

   Joan A. Burke                                Richard L. Teigen
   Johnson Funds, Inc  .                        Foley & Lardner
   4041 North Main Street                       777 East Wisconsin Avenue
   Racine, Wisconsin  53402                     Milwaukee, Wisconsin 53202
   (Name and Address of Agent for Service)


   Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                               JOHNSON FUNDS, INC.

                              CROSS REFERENCE SHEET

             (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)
                                       Caption or Subheading in
                                       Prospectus or Statement of
    Item No. on Form N-1A              Additional Information


    PART A - INFORMATION REQUIRED IN PROSPECTUS

    1.   Cover Page                    Cover Page

    2.   Synopsis                      Prospectus Summary; Johnson
                                       Intermediate Fixed Income
                                       Fund; Johnson Large Cap
                                       Equity Fund; Johnson Small
                                       Cap Equity Fund; Johnson
                                       International Fund

    3.   Condensed Financial           Yield and Performance
         Information                   Information

    4.   General Description of        Prospectus Summary; Johnson
         Registrant                    Intermediate Fixed Income
                                       Fund; Johnson Large Cap
                                       Equity Fund; Johnson Small
                                       Cap Equity Fund; Johnson
                                       International Fund;
                                       Additional Investment
                                       Factors and Risks Regarding
                                       the Funds; Risks of
                                       Investing in Foreign
                                       Securities; Investment
                                       Restrictions

    5.   Management of the Fund        Johnson Intermediate Fixed
                                       Income Fund; Johnson Large
                                       Cap Equity Fund; Johnson
                                       Small Cap Equity Fund;
                                       Johnson International Fund;
                                       Management of the Company;
                                       Administration; Transfer
                                       and Dividend Disbursing
                                       Agent; Custodian and
                                       Independent Accountants
    5A.  Management's Discussion of         *
         Fund Performance

    6.   Capital Stock and Other       Dividends, Distributions
         Securities                    and Taxes; Organization and
                                       Description of Shares;
                                       Questions

    7.   Purchase of Securities Being  Buying Shares of the Funds;
         Offered                       Exchange Privilege; Net
                                       Asset Value (NAV);
                                       Dividends, Distributions
                                       and Taxes; Distribution
                                       Fees

    8.   Redemption or Repurchase      Selling (Redeeming) Shares
                                       of the Funds

    9.   Legal Proceedings                  *

    PART B - INFORMATION REQUIRED IN STATEMENT
             OF ADDITIONAL INFORMATION

    10.  Cover Page                    Cover Page

    11.  Table of Contents             Table of Contents

    12.  General Information and            *
         History

    13.  Investment Objectives and     Investment Restrictions;
         Policies                      Investment Considerations

    14.  Management of the Fund        Directors and Officers of
                                       the Corporation

    15.  Control Persons and           Principal Shareholders
         Principal Holders of
         Securities

    16.  Investment Advisory and       Investment Adviser,
         Other Services                Administrator, Custodian
                                       and Transfer Agent;
                                       Distribution of Shares;
                                       Independent Accountants

    17.  Brokerage Allocation          Allocation of Portfolio
                                       Brokerage

    18.  Capital Stock and Other       Included in Prospectus
         Securities                    under "ORGANIZATION AND
                                       DESCRIPTION OF SHARES"

    19.  Purchase, Redemption and      Included in Prospectus
         Pricing of Securities Being   under "BUYING SHARES OF THE
         Offered                       FUNDS"; "EXCHANGE
                                       PRIVILEGE"; "NET ASSET
                                       VALUE (NAV)"; "DIVIDENDS,
                                       DISTRIBUTIONS AND TAXES";
                                       "SELLING (REDEEMING) SHARES
                                       OF THE FUNDS";
                                       Determination of Net Asset
                                       Value and Performance;
                                       Distribution of Shares


    20.  Tax Status                    Taxes

    21.  Underwriters                  Distribution of Shares

    22.  Calculations of Performance   Determination of Net Asset
         Data                          Value and Performance

    23.  Financial Statements          Financial Statements

   _______________________
   * Answer negative or inapplicable

                                  J O H N S O N
                                   F U N D S

                                   Prospectus

                                                               March __, 1998



   JOHNSON FUNDS (the "Company") is an open-end, diversified management investment company consisting of four separate mutual fund portfolios, each with a specific investment objective (collectively, the "Funds"). The Funds offer distinct investment opportunities designed to meet the needs of investors. The Funds are as follows:

    Equity-Oriented                        Income-Oriented

    Each of these Funds seeks              This Fund seeks current income
    long-term capital appreciation by      consistent with preservation of
    investing primarily in:                capital by investing primarily
                                           in:
    Johnson Large Cap Equity Fund
         Large company stocks              Johnson Intermediate Fixed Income
                                             Fund
    Johnson Small Cap Equity Fund               Fixed income securities
         Small company stocks                   including corporate debt,
                                                U.S. Government Obligations
    Johnson International Equity Fund           and mortgage-related
         Foreign securities                     securities


   This Prospectus sets forth concisely the information about the Funds that prospective investors should know before investing. Investors are advised to read this Prospectus carefully and keep it for future reference. More detailed information about the Funds, including investment policies, techniques, restrictions and the risks associated with them, can be found in the Statement of Additional Information ("SAI") as supplemented from time to time dated March __, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in this Prospectus by reference (which means that it is legally considered part of this Prospectus even though it is not printed here). A copy of the SAI may be obtained, without charge, by writing the Company at Caller No. 2012, Racine, Wisconsin 53401-9988. The SEC maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

   LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NEITHER ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF, NOR OTHERWISE SUPPORTED BY THE FDIC, THE FEDERAL RESERVE BOARD, JOHNSON ASSET MANAGEMENT OF WISCONSIN, INC., JOHNSON INTERNATIONAL, INC., ITS AFFILIATES OR ANY OTHER BANK, OR OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN EACH OF THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    Table of Contents/Information

   Prospectus Summary  . . . . . . . . . . . . . . . . . . . . . . . . .    2

   Johnson Intermediate Fixed Income Fund  . . . . . . . . . . . . . . .    3

   Johnson Large Cap Equity Fund . . . . . . . . . . . . . . . . . . . .    5

   Johnson Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . .    7

   Johnson International Equity Fund . . . . . . . . . . . . . . . . . .    9

   Additional Investment Factors
   and Risks Regarding the Funds . . . . . . . . . . . . . . . . . . . .   11

   Risks of Investing in Foreign Securities  . . . . . . . . . . . . . .   14

   Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . .   15

   Management of the Company . . . . . . . . . . . . . . . . . . . . . .   16

   Administration  . . . . . . . . . . . . . . . . . . . . . . . . . . .   17

   Transfer And Dividend Disbursing Agent, Custodian and Independent
   Accountants . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18

   Buying Shares of the Funds  . . . . . . . . . . . . . . . . . . . . .   18

   Selling (Redeeming)
   Shares of the Funds . . . . . . . . . . . . . . . . . . . . . . . . .   20

   Exchange Privilege  . . . . . . . . . . . . . . . . . . . . . . . . .   20

   Net Asset
   Value (NAV) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

   Dividends, Distributions
   and Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

   Distribution Fees . . . . . . . . . . . . . . . . . . . . . . . . . .   21

   Yield and Performance
   Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   22

   Organization and
   Description of Shares . . . . . . . . . . . . . . . . . . . . . . . .   22

   Asset Allocation (Diversification)  . . . . . . . . . . . . . . . . .   23

   Questions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23

   Glossary of Important Terms . . . . . . . . . . . . . . . . . . . . .   24


    Prospectus Summary


   Organization of Johnson Funds

   Johnson Funds (the "Company") was incorporated under the laws of Maryland on January __, 1998 and is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company presently consists of four separate investment portfolios:
   Johnson Intermediate Fixed Income Fund, Johnson Large Cap Equity Fund, Johnson Small Cap Equity Fund and Johnson International Equity Fund.

   Johnson Asset Management of Wisconsin Inc. ("JAM") is the investment adviser ("Adviser") for each of the Funds. As the Adviser, JAM makes the investment decisions for the Funds. As of December 31, 1997, JAM managed approximately $650,000,000 in assets. The Funds are distributed by Sunstone Distribution Services, LLC (the "Distributor").

   The Funds

   This Prospectus provides information on: the investment objectives, policies and risks of investing in the Funds, how to buy and sell shares, management and services provided to the Funds and other information. To assist investors in reading this Prospectus, there is a glossary defining important terms at the end of the Prospectus.

   The Company's capital stock consists of a single class of Common Stock, which is divisible into an unlimited number of "series." Each Fund represents a separate series of Common Stock. Investors pay a sales charge immediately when any shares of Common Stock are purchased (front-end sales charge). In addition, there are "12b-1 fees" for each series. The 12b-1 fees are ongoing asset based fees that the Funds charge pursuant to a plan to cover the costs of certain activities related to the distribution and service of the Funds' shares.

   The series of shares an investor should purchase depends on the investor's investment objectives.


                                Primary           Primary         Primary
                               Objective        Investments        Risks
    Johnson Intermediate
    Fixed Income Fund .   Current income      Investment       Interest
                          consistent with     Grade Fixed      rate and
                          capital             Income           credit
                          preservation        securities

    Johnson Large Cap
    Equity Fund . . . .   Long-Term Capital   Large Company    Financial
                          Appreciation        Stocks           and market

    Johnson Small Cap
    Equity Fund . . . .   Long-Term Capital   Small Company    Financial
                          Appreciation        Stocks           and market

    Johnson
    International Equity
    Fund  . . . . . . .   Long-Term Capital   Foreign Stocks   Financial,
                          Appreciation                         market and
                                                               foreign
                                                               investment



    Johnson Intermediate Fixed Income Fund

   Investment Objective

   The Intermediate Fixed Income Fund seeks current income consistent with capital preservation by investing primarily in a diversified portfolio of investment grade fixed income securities including corporate debt, U.S. government obligations and mortgage related securities. In addition to producing current income, investing in fixed income securities can provide an opportunity for capital appreciation during periods of declining interest rates, when the market value of such securities can be expected to increase.

   Investment Policies

   Under normal market conditions, the Intermediate Fixed Income Fund will invest at least 65% of its total assets in fixed income securities with stated or remaining maturities between 3 years and 10 years. Such securities may include, without limitation:

   (1) corporate debt securities, including notes, bonds and debentures of U.S. and foreign issuers payable in U.S. dollars rated within the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO");

   (2) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

   (3) mortgage-related securities, asset-backed securities and taxable municipal bonds rated within the four highest ratings category by a NRSRO.

   The Intermediate Fixed Income Fund may invest the remaining 35% of its assets in high quality money market instruments, including commercial paper, certificates of deposit and bankers' acceptances, variable rate master demand notes; government securities stripped of unmatured interest coupons; variable and floating rate bonds; repurchase agreements; financial futures; and options on debt securities.

   The Intermediate Fixed Income Fund will not invest in debt securities if they are not rated within the four highest rating categories at the time of purchase by a NRSRO or, if unrated, found by the Adviser to be of comparable quality. Generally at least 75% of the Intermediate Fixed Income Fund's total assets will be invested in securities rated A or better by a NRSRO. The Intermediate Fixed Income Fund expects to maintain a dollar-weighted average portfolio maturity of three to seven years. The stated final maturity date of a security is used in calculating average maturity, notwithstanding earlier call dates and possible prepayments.

   Annual Advisory Fee

   0.45% per annum of the daily net assets of the Intermediate Fixed Income
   Fund.

   Investment Factors and Risks Involved

   Interest Rate Risk
   Changes in interest rate levels affect the value of the securities in the portfolio and the value of the Intermediate Fixed Income Fund as a whole. See "Additional Investment Factors and Risks Regarding the Funds."

   Credit Risk
   The creditworthiness of issuers will affect the value of their securities, which may decline while held by the Intermediate Fixed Income Fund and affect the value of the Intermediate Fixed Income Fund as a whole.

   Expense Summary and Example

   The following expense summary and example should assist investors in understanding the various recurring and non-recurring costs and expenses that an investor in the Intermediate Fixed Income Fund may directly or indirectly incur.

   Shareholder Transaction Expenses
   Shareholder transaction expenses are charges an investor pays when buying or selling shares of the Intermediate Fixed Income Fund.

    Shareholder Transaction Expenses

    Maximum sales charge imposed on purchases (as a            2.75%
      percentage of offering price)
    Maximum sales charge imposed on reinvested                 None
      dividends (as a percentage of net asset value)
    Maximum deferred sales charge (as a percentage of          None
      net asset value)
    Redemption fee                                             None*
    Exchange fee                                               None*

        * An investor's broker may charge a fee for wire redemptions and/or exchanges.

   Annual Fund Operating Expenses
   (as a percentage of average net assets)
   The following table reflects estimated annual operating expenses to be paid by the Intermediate Fixed Income Fund. The annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.

    Annual Fund Operating Expenses (as a percentage of
      average net assets)
    Management fee                                           0.45%
    12b-1 fees                                               0.25%(1)
    Other expenses (net of reimbursement)                    0.15%(2)
    Total Fund Operating Expenses (net of reimbursement)     0.85%(2)

   (1) The maximum level of distribution expenses is 0.25% per annum of the Intermediate Fixed Income Fund's average net assets. See "Distribution Fees." The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

   (2) The Adviser has agreed to waive its management fee and/or reimburse the Intermediate Fixed Income Fund to limit the total operating expenses of the Intermediate Fixed Income Fund (excluding interest, taxes, brokerage and extraordinary expense) to an annual rate of 0.85% of the Intermediate Fixed Income Fund's average net assets for the fiscal year ending October 31, 1998. After this date, the expense limitation may be terminated or revised at any time. Absent the limitation, the Intermediate Fixed Income Fund expects to incur Other Expenses (estimated) and Total Fund Operating Expenses (estimated) of 0.48% and 1.18%, respectively, for the fiscal year ending October 31, 1998.

   Expense Example
   The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with a 5% annual return and redemption at the end of each period.

                 Expense Example
                 1 year                              $36
                 3 years                             $54

   The expense example should be used for comparison purposes only. It does not represent the Intermediate Fixed Income Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Intermediate Fixed Income Fund.

   Portfolio Manager

   George A. Balistreri, CFA, Senior Vice President of the Adviser, is responsible for the day-to-day management of Intermediate Fixed Income Fund's portfolio. Mr. Balistreri has managed fixed income portfolios for the Adviser since February, 1990.


    Johnson Large Cap Equity Fund

   Investment Objective

   The Large Cap Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities (such as common stocks, preferred stocks, securities convertible or exchangeable for common stocks and warrants or rights to purchase common stocks) of large capitalization companies. The Adviser considers large capitalization companies to be those with market capitalizations in excess of $2.0 billion at the time of initial purchase. Although income is considered in the selection of securities, the Large Cap Equity Fund is not designed for investors whose primary investment objective is income.

   Investment Policies

   Under normal circumstances, the Large Cap Equity Fund intends to invest at least 65% of its total assets in equity securities of large capitalization companies. The Large Cap Equity Fund intends to invest principally in securities of U.S. issuers, although it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. The Large Cap Equity Fund may also invest in the types of securities discussed under the caption "Additional Investment Factors and Risks Regarding the Funds."

   The Large Cap Equity Fund will invest in stocks of issuers that the Adviser believes (i) are inexpensive relative to their industry sector;
   (ii) are exhibiting flat or increasing earnings estimate revisions; and
   (iii) have evident positive catalysts for change. Such catalysts include, but are not limited to, the potential for stock repurchases, corporate restructurings and changes in management. The Adviser also considers a company's potential as an acquisition candidate.

   Annual Advisory Fee

   0.75% per annum of the daily net assets of the Large Cap Equity Fund.

   Investment Factors and Risks Involved

   Financial Risk
   Although stocks of larger, established companies present less risk of losing value than stocks of smaller, less established companies, the Large Cap Equity Fund's investment practice of investing in attractively priced stocks will frequently result in investing in stocks which currently are out-of-favor with investors. Such stocks present the risk that improving fundamentals may not be recognized as fast as would be the case with other stocks and that the market for out-of-favor stocks may be more volatile than other stocks.

   Market Risk
   Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. There also are periods when the prices of large cap stocks rise generally and the prices of small cap stocks decline generally and periods when the opposite occurs. Due to the tendency for large cap stocks to have more liquidity in the market than smaller company stocks, the value of the Large Cap Equity Fund's investments might increase and decrease less than the stock market in general, as measured by the S&P 500/R/. Nevertheless, an investor could lose money investing in the Large Cap Equity Fund.

   Expense Summary and Example

   The following expense summary and example should assist investors in understanding the various recurring and non-recurring costs and expenses that an investor in the Large Cap Equity Fund may directly or indirectly incur.

   Shareholder Transaction Expenses
   Shareholder transaction expenses are charges an investor pays when buying or selling shares of the Large Cap Equity Fund.

    Shareholder Transaction Expenses
    Maximum sales charge imposed on purchases (as a          4.00%
    percentage of offering price)
    Maximum sales charge imposed on reinvested               None
    dividends (as a percentage of net asset value)
    Maximum deferred sales charge                            None
    Redemption fee                                           None*
    Exchange fee                                             None*

        * An investor's broker may charge a fee for wire redemptions and/or exchanges.

   Annual Fund Operating Expenses
   (as a percentage of net assets)
   The following table reflects estimated annual operating expenses to be paid by the Large Cap Equity Fund. The annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.

    Annual Fund Operating Expenses
    (as a percentage of average net assets)
    Management fee                                             0.75%
    12b-1 fees                                                 0.25%(1)
    Other expenses (net of reimbursement)                      0.45%(2)
    Total Fund Operating Expenses                              1.45%(2)

   (1) The maximum level of distribution expenses is 0.25% per annum of the Large Cap Equity Fund's average net assets. See "Distribution Fees." The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

   (2) The Adviser has agreed to waive its management fee and/or reimburse the Large Cap Equity Fund to limit the total operating expenses of the Large Cap Equity Fund (excluding interest, taxes, brokerage and extraordinary expense) to an annual rate of 1.45% of the Large Cap Equity Fund's average net assets for the fiscal year ending October 31, 1998. After this date, the expense limitation may be terminated or revised at any time. Absent the limitation, the Large Cap Equity Fund expects to incur Other Expenses (estimated) and Total Fund Operating Expenses (estimated) of 0.49% and 1.49%, respectively, for the fiscal year ending October 31, 1998.

   Expense Example
   The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with a 5% annual return and redemption at the end of each period.

                Expense Example
                1 year                                $54
                3 years                               $84

   The expense example should be used for comparison purposes only. It does not represent the Large Cap Equity Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Large Cap Equity Fund.

   Portfolio Managers

   Wendell L. Perkins, CFA, and Frank J. Gambino, CFA, are responsible for the day-to-day management of the Large Cap Equity Fund's portfolio. Mr. Perkins is a Senior Vice President of the Adviser and has managed equity portfolios for the Adviser since January, 1994. In 1993 Mr. Perkins was an Assistant Vice President of Biltmore Investors Bank, an affiliate of the Adviser, and advised clients on the placement of private debt and equity capital. Mr. Gambino is a Vice President of the Adviser and has served as a portfolio manager and equity analyst for the Adviser since December, 1993. From 1992 through November, 1993 Mr. Gambino was a corporate services officer at Valley Bank, N.A. Madison, Wisconsin and advised clients on cash management strategies.


   Johnson Small Cap Equity Fund
   Investment Objective

   The Small Cap Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities (such as common stocks, preferred stocks, securities convertible or exchangeable for common stocks and warrants or rights to purchase common stocks) of small capitalization companies. The Adviser considers small capitalization companies to be those with market capitalizations of less than $2 billion at the time of initial purchase. Although income is considered in the selection of securities, the Small Cap Equity Fund is not designed for investors whose primary investment objective is income.

   Investment Policies

   Under normal circumstances, the Small Cap Equity Fund intends to invest at least 65% of its total assets in equity securities of small capitalization companies. In selecting stocks for the Small Cap Equity Fund, the Adviser uses the same investment selection methodology it follows in selecting stocks for the Large Cap Equity Fund and the International Fund. Like the Large Cap Equity Fund, the Small Cap Equity Fund intends to invest principally in securities of U.S. issuers, although it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. The Small Cap Equity Fund may also invest in the types of securities discussed under the caption "Additional Investment Factors and Risks Regarding the Funds."

   Annual Advisory Fee

   0.75% per annum of the daily net assets of the Small Cap Equity Fund.

   Investment Factors and Risks Involved

   Financial Risk
   Small capitalization companies may have relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies. Stocks of these companies present a greater risk of losing value than stocks of larger, more established companies.

   Market Risk
   Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. There are also periods when small capitalization stocks outperform or underperform large capitalization stocks. Historically, small capitalization stocks have experienced more price volatility than large capitalization stocks. Some of the reasons they have greater volatility include:

   1)   less certain growth prospects of small firms;

   2)   lower degree of liquidity in the markets for such stocks; and

   3) greater sensitivity of small companies to changing economic conditions.

   As a result, the value of the Small Cap Equity Fund's investments tends to increase and decrease more than the stock market in general, as measured by the S&P 500/R/. Investors can lose money investing in the Small Cap Equity Fund.

   Expense Summary and Example

   The following expense summary and example should assist investors in understanding the various recurring and non-recurring costs and expenses that an investor may directly or indirectly incur.

   Shareholder Transaction Expenses
   Shareholder transaction expenses are charges an investor pays when buying or selling shares of the Small Cap Equity Fund.

    Shareholder Transaction Expenses
    Maximum sales charge imposed on purchases (as a percentage      4.00%
    of offering price)
    Maximum sales charge imposed on reinvested dividends (as a      None
    percentage of net asset value)
    Maximum deferred sales charge                                   None
    Redemption fee                                                  None*
    Exchange fee                                                    None*

        * An investor's broker may charge a fee for wire redemptions and/or exchanges.

   Annual Fund Operating Expenses
   (as a percentage of net assets)
   The following table reflects estimated annual operating expenses to be paid by the Small Cap Equity Fund. The annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.

    Annual Fund Operating Expenses (as a percentage of average net assets)
    Management fee                                                 0.75%
    12b-1 fees                                                     0.25%(1)
    Other expenses                                                 0.50%(2)
    Total Fund Operating Expenses                                  1.50%(2)

   (1) The maximum level of distribution expenses is 0.25% per annum of the Small Cap Equity Fund's average net assets. See "Distribution Fees." The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

   (2) The Adviser has agreed to waive its management fee and/or reimburse the Small Cap Equity Fund to limit the total operating expenses of the Small Cap Equity Fund (excluding interest, taxes, brokerage and extraordinary expense) to an annual rate of 1.50% of the Small Cap Equity Fund's average net assets for the fiscal year ending October 31, 1998. After this date, the expense limitation may be terminated or revised at any time. Absent the limitation, the Small Cap Equity Fund expects to incur Other Expenses (estimated) and Total Fund Operating Expenses (estimated) of 0.54% and 1.54%, respectively, for the fiscal year ending October 31, 1998.

   Expense Example
   The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with a 5% annual return and redemption at the end of each period.

                Expense Example
                1 year                               $55
                3 years                              $86

   The expense table should be used for comparison purposes only. It does not represent the Small Cap Equity Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Small Cap Equity Fund.

   Portfolio Managers

   Wendell L. Perkins, CFA, and Frank J.Gambino, CFA, are responsible for the day-to-day management of the Small Cap Equity Fund's portfolio. See page 6 for a discussion of the business experience of Mr. Perkins and Mr. Gambino.

    Johnson International Equity Fund

   Investment Objective

   The International Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Although income is considered in the selection of securities, the International Equity Fund is not designed for investors whose primary investment objective is income.

   Investment Policies

   Under normal circumstances, the International Equity Fund intends to invest at least 65% of its total assets in foreign common stocks and equity related securities, including preferred stocks, warrants, convertible securities and other similar rights. The International Equity Fund may purchase securities of foreign issuers directly or in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs), Global Depository Receipts (GDRs) or other securities representing shares of non-U.S. issuers. See "Glossary of Important Terms - Depository Receipts." The International Equity Fund may also invest in the types of securities discussed under the caption "Additional Investment Factors and Risks Regarding the Funds."

   The International Equity Fund intends to diversify its holdings among several countries and to have, under normal market conditions, investments in the securities markets of at least 5 countries outside the U.S. The International Equity Fund does not have any limitations on the percentage of its assets that may be invested in securities primarily traded in any one country. The International Equity Fund may invest in securities traded in mature markets, such as Japan, Canada and the United Kingdom, less developed markets such as Mexico and Thailand, and in emerging markets, such as Indonesia and Argentina. In selecting stocks for the International Equity Fund, the Adviser uses the same investment selection methodology it follows in selecting stocks for the Large Cap Equity Fund and Small Cap Equity Fund.

   Annual Advisory Fee

   0.90% per annum of the average daily net assets of the International Equity Fund.

   Investment Factors and Risks Involved

   Foreign Investment Risk
   In addition to the risks of investing in stocks of different sized companies, investors in the International Equity Fund face particular risks associated with foreign investing. Foreign investment risks include currency, liquidity, political, economic and market risks, as well as risks associated with governmental regulation and nonuniform corporate disclosure standards. The International Equity Fund may invest from 0% to 25% of its net assets in securities traded in emerging markets, which may entail more risk than investing in securities traded in mature markets. The greater the percentage of net assets the International Equity Fund invests in emerging countries, the greater the investment risks.

   Expense Summary and Example

   The following expense summary and example should assist investors in understanding the various recurring and non-recurring costs and expenses that an investor may directly or indirectly incur.

   Shareholder Transaction Expenses
   Shareholder transaction expenses are charges an investor pays when buying, selling or holding shares of the International Equity Fund.

    Shareholder Transaction Expenses
    Maximum sales charge imposed on purchases (as a               4.00%
    percentage of offering price)
    Maximum sales charge imposed on reinvested dividends          None
    (as a percentage of net asset value)
    Maximum deferred sales charge                                 None
    Redemption fee                                                None*
    Exchange fee                                                  None*

        * An investor's broker may charge a fee for wire redemptions and/or exchanges.

   Annual Fund Operating Expenses
   (as a percentage of net assets)
   The following table reflects estimated annual operating expenses to be paid by the International Equity Fund. The annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.

     Annual Fund Operating Expenses
     (as a percentage of average net assets)
     Management fee                                              0.90%
     12b-1 fees                                                  0.25%(1)
     Other expenses                                              0.70%(2)
     Total Fund Operating Expenses                               1.85%(2)

   (1) The maximum level of distribution expenses is 0.25% per annum of the International Equity Fund's average net assets. See "Distribution Fees." The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

   (2) The Adviser has agreed to waive its management fee and/or reimburse the International Equity Fund to limit the total operating expense of the International Equity Fund (excluding interest, taxes, brokerage and extraordinary expense) to an annual rate of 1.85% of the International Equity Fund's average net assets for the fiscal year ending October 31, 1998. After this date, the expense limitation may be terminated or revised at any time. Absent the limitation, the International Equity Fund expects to incur Other Expenses (estimated) and Total Fund Operating Expenses (estimated) of 0.71% and 1.86%, respectively, for the fiscal year ending October 31, 1998.

   Expense Example
   The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with 5% annual return and redemption at the end of each period.

                Expense Example
                1 year                               $58
                3 years                              $96

   The expense example should be used for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the International Equity Fund.

   Portfolio Managers

   Wendell L. Perkins, CFA, Frank J. Gambino, CFA, Jean-Claude Heritier, Fabio Pellanda and Patrick Gigon are responsible for the day-to-day management of the International Equity Fund's portfolio. See page 6 for a discussion of the business experience of Mr. Perkins and Mr. Gambino. Mr. Heritier has been employed by Banque Franck, S.A., Geneva, Switzerland, since 1987 as a specialist in international equity management. Banque Franck, S.A. is an affiliate of the Adviser. Mr. Pellanda has been employed by Banque Franck, S.A. since 1992 as a specialist in international equities. Mr. Gigon serves as General Manager of Banque Franck, S.A. and has been employed by Banque Franck, S.A. since 1992. Although employed by Banque Franck, S.A., Messrs. Heritier, Pellanda and Gigon act under the supervision and control of the Adviser when advising the International Equity Fund.

    Additional Investment Factors and
    Risks Regarding the Funds

   Temporary Defensive Purposes

   Each Fund may adopt a temporary defensive position policy that allows it to invest up to 100% of the Fund's total assets in cash and money market obligations, including money market mutual funds, short-term investment grade fixed-income securities, bankers acceptances, commercial paper, commercial paper master notes and repurchase agreements when significant adverse market, economic, political or other circumstances require immediate action to avoid losses.

   None of the Funds will invest in commercial paper or commercial paper master notes which are not rated at the time of purchase within the two highest rating categories by an NRSRO. When entering into repurchase agreements, a Fund must hold an amount of cash or government securities at least equal to the market value of the securities held pursuant to the agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund may experience delays and expenses in liquidating the securities, declines in the securities' value and loss of interest. The Funds will only enter into repurchase agreements with banks that are Federal Reserve Member banks and non-bank dealers of U.S. government securities which at the time of purchase are on the Federal Reserve Bank of New York's list of reporting primary dealers with a capital base in excess of $100 million. When investing in money market mutual funds, a Fund, in addition to its advisory fees and expenses it bears directly in connection with its operations, would indirectly as a shareholder of a money market mutual fund, bear its pro rata share of the money market mutual fund's advisory fees and other expenses.

   During adverse market conditions, up to 100% of the International Equity Fund's total assets may be invested in U.S. securities or in securities primarily traded in one or more foreign countries, or in debt securities. To the extent a Fund is invested in temporary defensive instruments, it will not be pursuing its stated investment objective.

   Interest Rate Risk

   Investors in the Intermediate Fixed Income Fund can expect that interest rate changes will significantly affect the value of their investment. (Since the other Funds will not invest a significant percentage of their assets in fixed income securities, the discussion that follows will not be generally applicable to investors in the other Funds.) In general, a decline in prevailing interest rate levels will increase the value of the securities, particularly the bonds, held in the Intermediate Fixed Income Fund's portfolio and vice versa. As a result, interest rate fluctuations will affect the Intermediate Fixed Income Fund's net asset value but not the income received from its existing portfolio. However, changes in the prevailing interest rate level will affect the yield on subsequently purchased securities. Because yields on the securities available for purchase by the Intermediate Fixed Income Fund will vary over time, the Intermediate Fixed Income Fund cannot assure a specific yield on its shares.

   Intermediate-term bonds are more sensitive to interest rate changes than shorter-term bonds and less sensitive to interest rate changes than longer term bonds. Longer-term bond prices increase more dramatically when interest rates fall and decrease more dramatically when interest rates rise. Prices of short-term debt, such as money market instruments, are less price sensitive to interest rate changes because of their short durations.

   Investment Grade and Medium Grade Investments

   The Adviser may purchase investment grade debt securities for the Funds.
   A debt or other fixed income security is considered investment grade if it is rated investment grade by a NRSRO, such as BBB or better by Duff and Phelps Credit Rating Co. ("D&P") and Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Services, Inc. ("Moody's"). Securities rated in the fourth highest category, such as BBB by D&P or S&P or Baa by Moody's, are considered medium grade and have more sensitivity to economic changes and speculative characteristics. If a security held by a Fund has lost its rating or has had its rating reduced, the Fund does not have to sell the security, but the Adviser will consider the lost or reduced rating in determining whether that Fund should continue to hold the security.

   Each of the equity Funds may invest in convertible debt securities when the Adviser believes the underlying common stock is a suitable investment for the Fund and a greater potential for total return exists by purchasing the convertible security because of its higher yield. None of the Funds will invest more than 5% of its net assets at the time of investment in convertible securities rated less than investment grade. Investments in less than investment grade securities entail relatively greater risk of loss of income or principal than investments in investment grade securities.

   Mortgage-Backed and Asset-Backed Securities

   The Intermediate Fixed Income Fund may invest in mortgage-backed securities as well as other asset-backed securities (i.e., securities backed by credit card receivables, automobile loans or other assets). Mortgage-backed securities represent pro rata interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others or collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Mortgage-backed securities other than CMOs generally provide for a "pass through" of monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of the securities. The yield on these securities applies only to the unpaid principal balance. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relevant payment rights of the various CMO classes may be subject to greater volatility and interest rate risk than other types of mortgage-backed securities.

   Mortgagors can generally prepay interest or principal on their mortgages whenever they choose. Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase a Fund's exposure to rising interest rates and prevent a Fund from taking advantage of such higher yields.

   Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). Non-mortgage asset-backed securities do not have the benefit of the same security interest in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

   Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could cause the Intermediate Fixed Income Fund to experience difficulty in valuing or liquidating such securities.

   Portfolio Turnover

   Although the Funds do not purchase securities with the intent of turning them over rapidly, the Adviser, in pursuit of each Fund's investment objective, will continuously monitor each Fund's investments and make changes whenever changes in the markets, industry trends or the outlook for any portfolio security indicates to them that the objective could be better achieved by investment in another security, regardless of portfolio turnover. Fund turnover may increase as a result of large amounts of purchases and redemptions of shares of a Fund due to economic, market or other factors that are not within the control of the Fund's management.

   Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions portfolio trading costs), which are paid by the Funds, and increases realized gains and losses. Distributions to shareholders of realized gains, to the extent they consist of net short-term capital gains will be considered ordinary income for federal tax purposes. It is expected that under normal market conditions, the annual portfolio turnover rate for each of the Funds will not exceed 100%. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs.

   Reverse Repurchase Agreements and Borrowing

   The Funds may borrow money, but only from banks and only for temporary or emergency purposes. The Funds may not borrow more than 10% of their net assets and must repay any amount borrowed before buying additional securities. The Funds may also enter into reverse repurchase agreements. When entering into reverse repurchase agreements, a Fund will maintain in a segregated account with its custodian cash or liquid securities in an amount equal to its obligations under the reverse repurchase agreement less the value of the collateral securing the reverse repurchase agreement.

   When-Issued and Delayed Delivery Securities

   To ensure the availability of suitable securities, the Funds may buy when-issued or delayed delivery securities. Generally, the Funds will not pay for when-issued securities or start earning interest until they have received the underlying securities. The Funds intend to purchase the securities with the expectation of acquiring the underlying securities when delivered. However, the Funds may sell when-issued securities before the settlement date when the Adviser believes it is in the best interest of a Fund.

   The payment obligation and interest rate on when-issued and delayed delivery securities is fixed at the time the Fund enters into the commitment. Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid assets equal to the amount of the Fund's commitment must be segregated and maintained with the Fund's custodian to secure the Fund's obligation and to partially offset the leverage inherent in these securities. The market value of the securities, when delivered, may be less than the amount paid by the Fund.

   Lending Portfolio Securities

   To generate additional income, each of the Funds may from time to time lend securities from a Fund's portfolio to brokers, dealers and financial institutions such as banks and trust companies. While the loan is outstanding on each business day, the value of the securities loaned will be secured by collateral consisting of cash, bank letters of credit or U.S. government securities at least equal to the value of the loaned securities. No Fund will lend securities having a value in excess of 30% of the value of its total assets at the time the loan is made.

   Illiquid and Restricted Securities

   Each Fund may hold up to 15% of its net assets in illiquid securities. Illiquid securities are securities the Fund believes cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued or priced the securities and include securities the Fund may have acquired in private placements that have restrictions on their resale ("Restricted securities"). The Funds deem time deposits and repurchase agreements maturing in more than seven days illiquid. Because an active market may not exist for illiquid securities, the Funds may experience delays and additional cost when trying to sell illiquid securities. The Board of Directors will establish procedures for determining the liquidity of securities and delegate the day-to-day liquidity determinations to the Adviser.

   Subject to the limitations for illiquid investments stated above, each Fund may purchase liquid restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Act"), without regard to the 15% limitation. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for 144A securities and the ability to liquidate these investments to satisfy redemption orders. However, an insufficient number of qualified institutional buyers interested in purchasing certain Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell the securities at unfavorable prices.

   Futures Contracts and Options

   Each of the Funds may engage in options, futures and options on futures transactions, but only for bona fide hedging or other permissible risk management purposes. Generally, the Funds do not make these investments if the initial margin deposits and premiums paid for unexpired options exceed 5% of a Fund's total assets. In addition, each Fund does not

   -    commit more than 5% of a Fund's net assets to such instruments; or

   - commit more than 5% of a Fund's net assets to cover its obligations with respect to such instruments.

   The futures contracts which the Funds may buy or sell include instruments such as interest rate and index futures contracts and options thereon. The Funds may use futures transactions for several reasons, including:
   (1) hedging unrealized portfolio gains; (2) minimizing adverse principal fluctuations in a Fund's debt and fixed-income securities; or (3) as a means of adjusting exposure to various markets. A Fund's transactions in securities options may include purchasing or writing put and call options on securities and stock indexes. The Funds will deal only in exchange-traded futures contracts and in exchange-traded or over-the-counter securities options.

   The Funds' ability to use futures and options transactions successfully depends upon the Adviser's skill for predicting the level and direction of the securities, options and futures markets, interest rates and other factors. If options and futures transactions are used, an incorrect prediction may make the implementation of the hedging strategy in furtherance of a Fund's investment objectives difficult. For example, significant differences may exist between the securities and the options and futures markets that could result in an imperfect correlation between them. Also, incorrectly predicting the changes in the level and direction of interest rates could cause the Intermediate Fixed Income Fund to have a lower return than it would have had if it had not attempted the hedging transaction. In the absence of the ability to hedge, however, the Funds might take portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

   Government Obligations

   Each of the Funds may invest in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage
   Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

   Warrants

   Each of the equity Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. No more than 5% of each equity Fund's net assets, valued at the time of investment, will be invested in warrants.

    Risks of Investing in Foreign
    Securities

   Currency Risk

   Even though a Fund may hold securities denominated or traded in foreign currencies, a Fund's performance is measured in terms of U.S. dollars, which may subject a Fund to foreign currency risk. Foreign currency risk is the risk that the U.S. dollar value of foreign securities (and any income generated therefrom) held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Therefore, the net asset value of a Fund may go up or down as the value of the dollar falls or rises compared to a foreign currency. To manage this risk and facilitate the purchase and sale of foreign securities for a Fund, the Adviser may engage in foreign currency transactions involving (1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date); (2) options on foreign currencies; (3) currency futures contracts; or (4) options on currency futures contracts. Although the Funds may use foreign currency transactions to protect against adverse currency movements, foreign currency transactions involve the risk that the Adviser may not accurately predict the currency movements, which could adversely affect a Fund's total return.

   Liquidity Risk

   Foreign markets or exchanges tend to have less trading volume than the New York Stock Exchange or other domestic stock exchanges or markets, meaning the foreign market may have less liquidity. Lower liquidity in a foreign market can affect a Fund's ability to purchase or sell blocks of securities and obtain the best price in the foreign market. Foreign markets tend to have greater spreads between bid and asked prices, trading interruptions or suspensions and brokerage and other transaction costs. Settlement practices vary from country to country and many foreign markets have longer settlement periods for their securities in comparison to domestic securities. These differing practices may cause a Fund to lose opportunities for favorable purchases elsewhere as well as interest income. Also, foreign markets may trade on days when the Funds do not value their portfolios. This means that a Fund's Net Asset Value can change on days when an investor's account cannot be accessed. The Funds may incur extra costs when involved in currency hedging.

   Foreign Investment Expenses

   Investing in foreign securities generally costs more than investing in U.S. securities because of higher transaction costs, such as the commissions paid per share. As a result, mutual funds that invest in foreign securities tend to have higher expenses, particularly those that invest primarily in foreign securities (i.e., the International Equity
   Fund). In addition to higher commissions, they generally have higher advisory and custodial fees. However, investors may find investing in a mutual fund that purchases foreign securities a more efficient way to invest in foreign securities than investing in individual foreign securities.

   Political, Economic and Market Risks

   The degree of political and economic stability varies from country to country. If a country expropriates money from foreigners or nationalizes an industry, a Fund may lose some or all of any particular investment in that country. Individual foreign economies may vary favorably or unfavorably from the U.S. economy in such areas as growth of gross national product, inflation rate, savings, balance of payments and capital investment, which may affect the value of a Fund's investment in any foreign country.

   Governmental Regulation

   Many foreign countries do not subject their markets to the same degree and type of laws and regulations that cover the U.S. markets. Also, many foreign governments impose restrictions on investments in their capital markets as well as taxes or other restrictions on repatriation of investment income. The regulatory differences in some foreign countries make investing or trading in their markets more difficult and risky.

   Lack of Uniform Corporate Disclosure Standards

   Many countries have laws making information on publicly traded companies, banks and governments more difficult to obtain, incomplete or unavailable. The lack of uniform accounting standards and practices among countries impairs the ability of investors to compare common valuation measures, such as price/earnings ratios, as applied to securities of different countries.

    Investment Restrictions

   In addition to specific investment restrictions described in the Statement of Additional Information, only a vote of the majority of the outstanding shares can change:

   -    the policies on borrowing and lending securities;

   - the restriction on concentrating investments in a single industry, which limits a Fund from investing more than 25% of its total assets in any single industry. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

   - the restriction requiring issuer diversification by limiting a Fund from investing more than 5% of its net assets in a single issuer, except that up to 25% of its total assets may be invested without regard to this limitation. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

   The Board of Directors may change any of the Funds' investment objective and other investment policies without shareholder approval. For example, the Board of Directors may change the policies regarding specific investments, discussed above (other than the policies on borrowing and securities lending). A description of all of the investment restrictions applicable to the Funds is included in the Statement of Additional Information.

    Management of the Company

   The Board of Directors

   The Board of Directors decides matters of general policy and reviews the activities of the Adviser and the officers who conduct and supervise the daily business operations of the Funds. The Statement of Additional Information contains the name and background information regarding each director.

   The Adviser

   Under an Investment Advisory Agreement with the Company and subject to the supervision of the Company's Board of Directors, the Adviser manages the investment and reinvestment of each Fund's assets, provides the Funds with personnel, facilities, and management services, and supervises each Fund's daily business affairs. The Adviser formulates and implements a continuous investment program for the Funds consistent with each Fund's investment objective, policies and restrictions.

   The Adviser provides office space as well as executive and other personnel to the Funds. In addition to investment advisory fees, each Fund incurs the following expenses: legal, auditing and accounting expenses; directors' fees and expenses; insurance premiums; brokers' commissions; taxes and governmental fees; expenses of issuing and redeeming shares; organizational expenses; expenses of registering or qualifying shares for sale; postage and printing for reports and notices to shareholders; fees and disbursements of the Custodian and Transfer Agent; fees and disbursements to the Administrator pursuant to the Administration Agreement and to the Distributor pursuant to the Service and Distribution Plan; certain expenses with respect to membership fees of industry associations; and any extraordinary expenses, such as litigation expenses.

      Historical Performance Of Investment Advisory Accounts Managed By The Adviser

   Set forth below is composite historical performance data relating to the Adviser's Large Cap Accounts and Fixed Income Accounts (hereinafter defined), measured against relevant broad-based market indices. The Large Cap Accounts include all portfolios managed by the Adviser with objectives, strategies and techniques substantially similar to those employed by the Large Cap Equity Fund. The Fixed Income Accounts include all portfolios managed by the Adviser with objectives, strategies and techniques substantially similar to those employed by the Intermediate Fixed Income Fund. (The Adviser has been managing portfolios having objectives, similar to the Small Cap Equity Fund for less than one year. The portfolio managers of the International Equity Fund have managed portfolios having objectives similar to the International Equity Fund but using different strategies and techniques).

   All performance data presented is historical and investors should not consider this performance data as an indication of the future performance of either the Large Cap Equity Fund, the Intermediate Fixed Income Fund or the results an individual investor might achieve by investing in either the Large Cap Equity Fund or the Intermediate Fixed Income Fund.
   Investors should not rely on the historical performance when making an investment decision. All returns quoted are dollar-weighted total rates of return and include the reinvestment of dividends and interest. Performance figures are net of investment advisory fees and expenses. The fees and expenses of both the Large Cap Accounts and the Fixed Income Accounts were less than the estimated annual expenses for the Large Cap Equity Fund and the Intermediate Fixed Income Fund, respectively. The performance of the Large Cap Accounts and the Fixed Income Accounts would have been lower had they incurred higher fees and expenses. The Large Cap Accounts and the Fixed Income Accounts were not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected their performance results.

   All information presented is based on data supplied by the Adviser or from statistical services, reports or other sources believed by the Adviser to be reliable. However, such information has not been verified by any third party and is unaudited.

                      COMPOUNDED ANNUAL RATES OF RETURN(1)
                    (For the Period Ended December 31, 1997)

                                8 Years(2)  5 Years   3 Years   1 Year

    Large Cap Accounts          16.13%      19.05%    30.46%    36.20%

    S&P 500/R/ (3)              16.63%      20.27%    31.15%    33.36%

    Fixed Income Accounts        8.19%       6.68%     9.20%     8.44%

    Lehman Brothers
     Intermediate Government/
     Corporate Bond Index(4)     7.99%       6.65%     8.98%     7.87%

   (1) All returns quoted are dollar-weighted total rates of return and include the reinvestment of dividends and interest. Performance figures are net of investment advisory fees and expenses. Total annual rate of return is the change in redemption value of units purchased with an initial $1,000 investment, assuming the reinvestment of dividends. Compounded annual rate of return represents the level annual rate which, if earned for each year in a multiple year period, would produce the cumulative rate of return over that period.

   (2)  Since inception.

   (3) The S&P 500/R/ consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

   (4) The Lehman Brothers Intermediate Government/Corporate Bond Index includes fixed rate U.S. Treasury, U.S. government agency and U.S. corporate debt and dollar denominated debt securities of certain foreign entities with maturities no greater than ten years.

   Past performance may not be indicative of future rates of return. Investors should also be aware that other performance calculation methods may produce different results, and the comparisons of investment results should consider qualitative circumstances and should be made only for portfolios with generally similar investment objectives.

   Portfolio Transactions

   The Adviser directs the placement of orders for the purchase and sale of the Funds' portfolio securities. In directing orders, the Adviser will consider a number of factors to attain what it believes is the best combination of price and execution for the Funds. The Adviser normally will select a broker or dealer who furnishes research services and in consideration therefor may pay a commission to such a broker in excess of the amount another broker would have charged for executing the transaction. The Adviser is authorized to allocate orders for the purchase and sale of the Funds' portfolio securities to take into account the sale of Fund shares, if the Adviser believes that the quality of the transaction and the amount of the commission are comparable to what they would be with other qualified firms.

   The Adviser may have other clients for which it is making investment and order placement decisions similar to the Funds. When making simultaneous purchases or sales for the Funds and another client, if any, the Adviser's decisions could have a detrimental effect on the price or volume of the securities purchased or sold for the Funds. In other cases, simultaneous purchases or sales of securities for the Funds and other clients could provide the Funds with the ability to participate in volume transactions that may cost less per share or unit traded than smaller transactions.

    Administration

   Pursuant to an Administration and Fund Accounting Agreement (the "Administration Agreement"), Sunstone Financial Group, Inc. (the "Administrator"), 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202-5712, acts as administrator for the Funds. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. For its administrative services (which include clerical, compliance, regulatory, fund accounting and other services), the Administrator receives from each Fund a fee, computed daily and payable monthly, based on each Fund's average net assets at the annual rate of 0.__%, subject to an annual minimum of $__________, plus out-of-pocket expenses.

    Transfer And Dividend Disbursing
    Agent, Custodian and Independent
    Accountants

   Sunstone Investor Services, LLC, an affiliate of Sunstone Financial Group, Inc. and Sunstone Distribution Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, WI 53202-5712, acts as each Fund's Transfer and Dividend Disbursing Agent. ________________________, which has its principal address at ________________________________________, acts as
   Custodian of the Funds' investments. Neither the Transfer and Dividend Disbursing Agent nor the Custodian has any part in deciding the Funds' investment policies or which securities are to be purchased or sold for the Funds' portfolios. Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, serves as the Company's independent accountants.


    Buying Shares of the Funds

   Shares of the Funds are offered and sold on a continuous basis by the Distributor. The Distributor is a registered broker-dealer that is independent of the Adviser. Shares of each Fund may be purchased only through bank affiliates of the Adviser, including Johnson Heritage Trust Company (collectively the "Bank Affiliates"), or brokers-dealers ("Selected Dealers") who have entered into a sales agreement with the Distributor at the offering price next determined after receipt of the purchase order. The offering price is the net asset value per share of the Fund, the shares of which are being purchased, plus a sales charge which varies in accordance with the amount of the purchase.

                            Intermediate Fixed Income

                                              Sales Charge as   Reallowance
                            Sales Charge as    a Percentage          to
    Amount of Transaction    a Percentage      of Net Asset       Selected
      at Offering Price    of Offering Price       Value          Dealers

    Less than $50,000            2.75%             2.83%           2.25%
    $50,000 to $99,999           2.25%             2.30%           1.75%
    $100,000 to $249,999         2.00%             2.04%           1.50%
    $250,000 or more             None              None             None

   Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund

                           Sales Charge    Sales Charge
                                as              as
         Amount of         a Percentage    a Percentage   Reallowance to
        Transaction        of Offering     of Net Asset      Selected
     at Offering Price        Price           Value          Dealers

    Less than $50,000         4.00%           4.17%           3.50%
    $50,000 to $99,999        3.00%           3.09%           2.50%
    $100,000 to $249,999      2.00%           2.04%           1.50%
    $250,000 or more           None            None            None


   In addition to the reallowance shown in the table above, the Distributor may from time to time pay a bonus or other incentive to selected dealers which employ a sales representative who sells a minimum dollar amount of shares of a Fund during a specific time. In no event will the value of such bonus or other incentive paid by the Distributor to the dealer exceed the difference between the sales charges and the reallowance to dealers.

   Investors may be entitled to reduce sales charges through the Right of Accumulation or under a Letter of Intent, even if they do not make an investment of a size that would normally qualify for a quantity discount. To qualify for a reduction of or exception to the sales charge, investors must notify their Selected Dealer at the time of purchase. The reduction in sales charge is subject to confirmation of the investor's holdings through a check of records. The Funds may modify or terminate quantity discounts at any time.

   Right of Accumulation

   A reduced sales charge applies to any purchase of shares of any Fund that is purchased with a sales charge where an investor's then current aggregate investment is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of a Fund; and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Funds on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Funds, with an aggregate current value of $50,000 on which a sales charge has been paid and subsequently purchases shares of a Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 3.00% (2.25% for the Intermediate Fixed Income Fund) of the offering price. Similarly, each subsequent investment in Fund shares may be added to an investor's aggregate investment at the time of purchase to determine the applicable sales charge.

   Letter of Intent

   By signing a Letter of Intent (available from Selected Dealers), an investor becomes eligible for the reduced sales charge applicable to the total number of Fund shares purchased in a 13-month period pursuant to the terms and under the conditions set forth in the Letter of Intent. To compute the applicable sales charge, the offering price of shares of a Fund on which a sales charge has been paid, beneficially owned by an investor on the date of submission of the Letter of Intent, may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

   During the term of the Letter of Intent, the shares will be held in escrow shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when an investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. If total purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect an investor's total purchases. If total purchases are less than the amount specified in the Letter of Intent, an investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the said charge applicable to the total purchases. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent and at the Selected Dealer's direction, will redeem an appropriate number of shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase of shares.

   Net Asset Value Purchases

   Investors may purchase shares of the Funds at net asset value to the extent that the investment represents the proceeds from the redemption, within the previous sixty days, of shares of another mutual fund. When making a purchase at net asset value pursuant to this provision, the investor should forward to the Selected Dealer a copy of the confirmation from the other fund, showing the redemption transaction. Former shareholders of the Funds may purchase shares of the Funds at net asset value up to an amount not exceeding their prior investment in the Funds. When making a purchase at net asset value pursuant to this privilege, the former shareholder should forward to the Selected Dealer a copy of the account statement showing the prior investment in the Funds.

   The Company permits its officers and directors; officers, directors and employees of Johnson International, Inc. and its subsidiaries; the Distributor, its affiliates and their employees; Selected Dealers and their employees; immediate family members of each of the foregoing; clients of the Adviser; and fiduciary accounts and agency accounts of Bank Affiliates to purchase shares of the Funds at net asset value. All purchases made through Bank Affiliates must be by persons or entities eligible to purchase shares of the Funds at net asset value. A person's immediate family includes the person's spouse, parents, grandparents, siblings, children and grandchildren.

   Procedures to Purchase Shares

   Investors must purchase shares through Selected Dealers or Bank Affiliates. These entities will become shareholders of record of the Funds and have established procedures which investors must follow in purchasing shares. Such procedures need not be identical among Selected Dealers and the procedures established by Bank Affiliates may differ from those of Selected Dealers. These procedures should be carefully reviewed by investors. Each of the Selected Dealers and the Bank Affiliates will establish minimum purchase requirements which need not be identical. Purchase orders placed with a Selected Dealer or a Bank Affiliate prior to the close of regular trading on the New York Stock Exchange ("NYSE") (normally 3:00 p.m. Central Time) will be priced at the applicable offering price determined that day. Selected Dealers and Bank Affiliates are responsible for promptly forwarding orders and payment to the Transfer Agent.

    Selling (Redeeming)
    Shares of the Funds

   Investors can sell (redeem) their shares on any business day. All redemption requests must be made through the shareholder of record (i.e., a Selected Dealer or Bank Affiliate). These entities have established procedures which investors must follow in selling (redeeming) shares.
   Such procedures need not be identical among Selected Dealers and the procedures established by Bank Affiliates may differ from those of Selected Dealers. These procedures should be carefully reviewed by investors. When investors sell their shares they receive the net asset value per share. If the shareholder of record receives a redemption request in the form required by its procedures before the close of regular trading on the NYSE (normally 3:00 p.m. Central Time) the investor will receive that day's price. If the shareholder of record receives the redemption request on a holiday, weekend or a day the NYSE is closed, it will process the transaction on the next business day.

    Exchange
    Privilege

   Investors may exchange shares of one Fund for shares of another Fund without paying any additional sales charge, if they initially paid a sales charge. For example, if an investor had purchased shares of the International Equity Fund and paid the applicable sales charge and wanted to exchange them for shares of the Large Cap Equity Fund, the investor could do so without paying an additional sales charge. The following guidelines apply:

   - Investors must follow procedures established by the Selected Dealer or Bank Affiliate;

   - Investors may only exchange into Funds that are legally available for sale in their state;

   -    Investors may have a taxable gain or loss as a result of an exchange;
        and

   - The Funds reserve the right to change or end this privilege upon 60 days notice, or suspend this privilege without notice when economic or market changes make it difficult to carry out such transactions.


    Net Asset Value (NAV)

   The Funds compute the net asset value of a Fund share by adding up the value of the individual Fund's assets (i.e., stocks and bonds in the Fund's portfolio), subtracting the Fund's liabilities and dividing the balance by the total number of shares outstanding. The Funds compute the net asset value of each Fund at the end of the day after regular trading on the NYSE closes (normally 3:00 p.m. Central Time). The Funds do not calculate the net asset value for the Funds on the days when the NYSE is not open.

   The Funds value (or price) securities owned by a Fund at current market value. For securities with readily available market quotations, the Funds use market quotations to price the security. If a security does not have a readily available quotation, the Funds value the security as determined in good faith by or under the direction of the Board of Directors. The Board of Directors may approve the use of pricing services to assist the Funds in the determination of net asset values. The Funds value all securities with a remaining maturity of 60 days or less on an amortized cost basis.

    Dividends, Distributions and Taxes

   The Funds intend to qualify annually for, and elect tax treatment applicable to, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Pursuant to the requirements of the Code, the Funds intend to distribute substantially all of their net investment income and net realized capital gains, if any, less any available capital loss carryover, to their shareholders annually, so as to avoid paying income tax on their net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized gains. Annually, the Funds provide investors with full information on dividends and capital gains distributions for each Fund.

   Provided below is a general description of the distribution policies and some of the tax consequences for investors in the Funds. Investors should always check with their tax adviser to determine whether any dividends and distributions paid to them by a Fund are subject to any taxes, including state and local taxes.

   The dividends from net investment income of the Funds, including net short-term capital gains are taxable as ordinary income to shareholders whether paid in additional shares or in cash. Any long-term capital gains distributed to investors are taxable as capital gains, whether received in cash or in additional shares, and regardless of the length of time an investor has owned the shares. The Code provides for a three-tiered tax rate structure for long-term capital gains dependent upon the Fund's holding period of the underlying financial instrument or capital asset.

   The Funds distribute substantially all of their net investment income and any net realized capital gains, if any, for the Funds as follows:

                                                      Capital
                                   Dividends           Gains
    Fund                            (if any)          (if any)

    Fixed Income Fund               monthly           annually
    Large Cap Equity Fund          quarterly          annually
    Small Cap Equity Fund           annually          annually
    International Equity Fund       annually          annually

   Tax Considerations

   Federal law requires the Funds to withhold 31% of a shareholder's reportable payments (which include dividends, capital gain distributions and redemption proceeds) for shareholders who have not properly certified that the Social Security or other taxpayer identification number they provided is correct and that the investor is not subject to back-up withholding. The Funds do not provide information on state and local tax consequences of owning shares in the Funds.


   Reinvestment of Fund Distributions

   Investors can reinvest all of their income dividends and/or capital gains distributions into the Funds at net asset value and pay no up-front sales charges. Investors also can have their distributions paid in cash. When investors receive a distribution they may have to pay taxes whether or not they reinvested the distribution.

    Distribution Fees

   In addition to the sales charge deducted at the time of purchase, the Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act (the "Service and Distribution Plan") to use a portion of the Funds' assets to cover the costs of certain activities relating to the distribution of its shares to investors.

   The Service and Distribution Plan permits the Funds to reimburse the Distributor for expenses incurred in distributing the Funds' shares to investors, which include expenses relating to: sales representative compensation (excluding the initial sales charge); advertising preparation and distribution of sales literature and prospectuses to prospective investors; implementing and operating the Plan; and performing other promotional or administrative activities on behalf of the Funds.
   Pursuant to the Plan, the Funds may reimburse the Distributor for overhead expenses incurred in distributing the Funds' shares. The Funds may not reimburse the Distributor for expenses of past fiscal years or in contemplation of expenses for future fiscal years. The Funds may not use distribution fees paid by one Fund to finance the distribution of shares for another Fund.

   The Distributor may enter into agreements from time to time with Selected Dealers or with affiliates of the Adviser, providing for certain support and/or distribution services to their customers who are the beneficial owners of shares of the Funds. Under these agreements, shareowner support services may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; providing information periodically to customers showing their positions in shares of the Funds; and providing sub-accounting with respect to shares beneficially owned by customers or the information necessary for sub-accounting. Such entities may also provide assistance, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of shares. Under these agreements, the Distributor may pay fees at annual rates of up to 0.25% of the average daily net asset value of the shares covered by the agreement.

    Yield and Performance
    Information

   From time to time, the Funds calculate and advertise performance information for different historical periods of time, by quoting yields or total returns designed to inform investors of the performance of a Fund. Whenever the Funds advertise performance, standardized yield and total return information is calculated in accordance with methods established by the Securities and Exchange Commission. Other total return calculations may be included, if the Funds believe that investors would find such total return calculations useful in evaluating a Fund's investment performance. The Funds base yields and total returns on historical performance. Such historical performance information should not be used as an indication of future performance. Investment returns and the principal value of investments will fluctuate and may be worth more or less than the investor's original cost when redeemed.

   Standardized Yield and Total Returns

   The Funds may advertise a standardized current yield based on income generated by an investment in a particular Fund over a 30-day period. The Funds determine income earned on debt obligations by applying a calculated yield-to-maturity percentage to the obligations held during the period. The Funds determine income earned from stocks by using the stated annual dividend rate applied over the performance period. Then, the Funds annualize the income earned. The Funds assume that the amount of income generated during the 30-day period is generated and reinvested monthly to provide a six-month return which the Funds then annualize. The Funds show the return as a percentage of the maximum offering price per share on the last day of the period.

   The Funds may advertise a standardized average annual total rate of return for one, five and ten-year periods, or for so long as a Fund has been in existence (since inception). The standardized average annual total rate of return is the change in redemption value of shares purchased with an assumed initial investment of a specified amount, after giving effect to the maximum applicable sales charge for shares, assuming the reinvestment of dividends and capital gains distributions.

   Other Total Returns

   If the Funds believe it would be useful in evaluating performance, the Funds may advertise total returns for a Fund in ways other than the standardized average annual total rate of return or the other measures of return described above. For example, the Funds may advertise total returns calculated on the basis of the net amount invested in a Fund (the dollars invested without giving effect to the maximum applicable sales charge). Return calculations based on the net amount invested will be higher than those calculated by the standardized methods for the same time period.

   Each of the Funds may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as reported by Morningstar, Inc. and Lipper Analytical Services, Inc., Money, Forbes, Business Week and Barron's magazines, and The Wall Street Journal. (Morningstar, Inc. and Lipper Analytical Services, Inc. are independent ranking services that each rank over 1,000 mutual funds based upon total return performance.) Each of the Funds may also compare its performance to the Dow Jones Industrial Average, Nasdaq Composite Index, Nasdaq Industrials Index, Value Line Composite Index, the S&P 500/R/ , S&P 400 Mid-Cap Growth Index, S&P 600 Index, S&P BARRA Value Index, Lehman Brothers Intermediate Government/Corporate Bond Index, Russell 1000 Growth Index, Russell 2000 Index, Morgan Stanley Capital Institute World (ex. U.S.) Index and the Consumer Price Index. Such comparisons may be made in advertisements, shareholder reports or other communications to shareholders.

   The Funds have provided more information on yield and performance in the Statement of Additional Information.

    Organization and
    Description of Shares

   The Company's Articles of Incorporation permit the Board of Directors to issue 1,000,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to designate or redesignate any unissued shares with respect to such series. Each series is a separate Fund. Shareholders are entitled:
   (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of the Company voting for the election of directors can elect the entire Board of Directors and in such event the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors. The shares are redeemable and are transferable. All shares issued and sold by the Fund will be fully paid and nonassessable. Fractional shares entitle the holder to the same rights as whole shares.

   As a general matter, shares are voted in the aggregate and not by class, except where class voting would be required by Maryland law or the Act (e.g., a change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of shares of any Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect of that Fund and of that Fund's shares of the general liabilities of the Funds in the proportion that the total net assets of the Fund bear to the total net assets of all Funds. The net asset value of a share of any Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends may be paid on shares of any Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Funds, the holders of each Fund would be entitled, out of the assets of the Funds available for distribution, to the assets belonging to that Fund.

   The Maryland Business Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Company has adopted the appropriate provisions in its Bylaws and does not anticipate holding an annual meeting of shareholders to elect directors unless otherwise required by the Act. The Company has also adopted provisions in its Bylaws for the removal of directors by its shareholders.

    Asset Allocation
    (Diversification)

   Investors should not consider an investment in any one Fund a complete investment program. Like most investors, investors in the Funds should hold a number of different investments, each with a different level of risk, such as common stocks, bonds and money market instruments.


    Questions

   If you have questions concerning the Fund, contact your registered representative, investment manager or broker.


    Glossary of Important Terms

   American Depository Receipts (ADRs):  See Depository Receipts.

   Amortized: Paying the principal on a debt by installments, an accounting method that provides for the gradual decline in the value of an asset.

   Annualized: Calculated to represent a year; a statement produced by calculating financial results for periods other than complete year.

   Asset-Backed Securities:  See Mortgage and Asset-Backed Securities, below.

   Bond: An interest-bearing debt security, or discounted government or corporate security, that requires the issuer to pay a specified amount of interest for a specified time, usually a number of years, then repay the bondholder the face amount of the bond.

   Business Day: Any day both the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open for business. A business day normally begins at 8:30 a.m. Central Time when the NYSE opens, and usually ends at 3:00 p.m. Central Time when the NYSE closes.

   Capital Gain or Loss: A capital gain or loss equals the increase or decrease in the value of a security over the original purchase price. A gain or loss is REALIZED when the security that has increased or decreased in value is sold. An UNREALIZED GAIN or LOSS occurs when the value of a security increases or decreases but the security is not sold. If a security is held for more than the applicable capital gains tax holding period and then sold at a profit, that profit is a REALIZED LONG-TERM CAPITAL GAIN. If it is sold at a profit before the applicable period, that profit is a REALIZED SHORT-TERM CAPITAL GAIN.

   Chartered Financial Analyst (CFA): Designation earned by financial analysts who pass examinations in economics, financial accounting, portfolio management, security analysis and standards of conduct.

   Collateral: Something of value - such as real estate, stocks and bonds - pledged to secure a debt.

   Collateralized Mortgage Obligations (CMOs): A debt security providing the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

   Commercial Paper: Short-term unsecured debt obligations issued by businesses and sold at a discount but redeemed at par within 2 to 270 days.

   Commercial Paper Master Notes: Unsecured debt obligations issued by businesses that permit a series of short-term borrowings under a single promissory note. Borrowings under commercial paper master notes are payable in whole or in part at any time, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change.

   Company:  Johnson Funds, Inc.

   Convertible Debt Securities: Debt securities that convert or exchange into stocks or carry with it the right to acquire stocks evidenced by warrants attached to the bond or acquired as part of the unit with the bonds.

   Credit Risk: The fundamental risk of investing that the issuer of a security may not be able to meet its obligations to its investors, usually used in describing the fundamental risk of debt securities. Nationally recognized statistical rating organizations (NRSROs) rate debt securities on the ability of the issuer to pay the interest and principal on the debt issued.

   Debt Securities: Bonds and other debt instruments used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

   Delayed Delivery Securities: Refers to the delivery of securities later than the customary delivery date.

   Depository Receipts: Depository receipts are receipts evidencing ownership in the underlying shares of a foreign company. Generally.
   U.S. banks and trusts issue American depository receipts (ADRs) and American depository shares (ADSs). They hold the foreign company securities underlying the receipts in their vaults. In addition to the underlying securities, the receipts entitle the shareholder to all dividends and capital gains. The bank or trust company issuing the receipts may have denominated the receipts in a currency other than the currency underlying the foreign security. U.S. and European banks and trust companies usually issue global depository receipts (GDRs), which are receipts in the shares of a global offering of a foreign issuer who has issued two securities simultaneously in two markets, usually publicly in a non-U.S. market and privately in the U.S. market. European banks and trust companies generally issue European depository receipts (EDRs), sometimes called continental depository receipts (CDRs) when issued in bearer form, which evidence ownership in foreign securities.

   Equity: Ownership interest in a company; stocks represents the equity or amount of ownership an investor has in the company issuing the stocks.

   FDIC: The Federal Deposit Insurance Corporation is an agency of the federal government that guarantees individual deposits up to $100,000 at participating banks and savings and loan associations.

   Financial Risk: The fundamental risk of how a company will perform after analyzing its balance sheet and income statements to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, product, management and markets in predicting future trends in these indicators of a company's success or failure. There is a risk that factors affecting a company's performance will change, causing the company's stock to under-perform.

   Futures Contract: Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

   General Obligation Bonds: Municipal bonds secured by the issuer's pledge of its credit and taxing power for the payment of principal and interest.

   Interest: The payment borrowers (i.e., bond issuers) make to lenders (i.e., bond holders) for the use of their money, usually expressed as a percentage of the amount borrowed (the principal). Usually interest is expressed as a rate per period of time, typically one year, in which case it is called an annual rate of interest.

   Interest Rate Risk: The risk that a rise in the level of interest rates will reduce the market value (price) of securities held, particularly bonds, in a Fund's portfolio. Typically, a bond pays a fixed rate of interest (called the "coupon"). When interest rates rise in the economy the value of the coupon (the amount of money received periodically on the bond) falls in comparison. As a result, the price of the bond declines. In general, a decline in prevailing interest rate levels increases the value of the securities, particularly the bonds, held in a Fund's portfolio and vice versa. Interest rate fluctuations affect a Fund's net asset value but not the income received from its existing portfolio because the income paid on the bonds or other securities does not change. However, changes in prevailing interest rates will affect the yields on subsequently purchased securities.

   Investment Grade: A bond or other fixed-income security is considered investment grade if it is rated investment grade by a NRSRO, such as BBB or better by D&P, or S&P or Baa or better by Moody's.

   Liquidity: The ease and speed at which an investor or holder of the security can sell or otherwise convert the security into cash.

   Margin: Amount a customer deposits with a broker when borrowing from the broker to buy securities.

   Market Capitalization: The value of a corporation as determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. Thus, if a corporation has one million shares outstanding and the market price of a share is $10, the market capitalization of the corporation is $10 million.

   Market Risk: The tendency of security prices to move together. The risk that a broad market downturn will affect investments in a particular asset class.

   Market Value: The price at which an investor can buy or sell a security at a given time in an open market.

   Maturity: The date on which the principal of a debt obligation, such as a bond, comes due and must be repaid.

   Money Market Mutual Fund: Mutual funds that invest exclusively in money market instruments.

   Money Market Instrument: Short-term, liquid debt, such as Treasury bills and commercial paper. The issuers sell these instruments at a discount but redeem them at par. See Commercial Paper.

   Mortgage and Asset-Backed Securities: Typically these securities consist of interest in pools of mortgages or consumer loans that provide monthly payments consisting of both interest and principal payments. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or consumer loans net of any fees paid to the issuers or guarantors of such securities. Mortgage-backed and/or asset-backed securities may make additional payments due to principal prepayments made on the mortgages or loans, refinancing or foreclosures on the underlying property. Mortgage-backed securities also may include debt obligations collateralized by mortgage loans or mortgage pass-through securities ("CMOs") and stripped mortgage-backed securities, as well as other types of mortgage-backed securities. For more information on mortgage-backed securities, please refer to the Statement of Additional Information.

   Municipal Bonds: Debt obligations issued by or on behalf of state government, U.S. territories or possessions, the District of Columbia and their political subdivisions, agencies and instrumentalities.

   Mutual Fund: Also called an open-end investment company. People invest by buying shares in the mutual fund, thereby pooling shareholders' money and allowing the fund to invest in a number of securities. The fund distributes any profits from these investments, after expenses, to the fund's shareholders. Although shares in the fund are sold publicly, they are not traded on an open exchange because the fund will buy and sell shares to meet investor demand. Since the mutual fund can issue more shares, the mutual fund's capitalization is not fixed but open.

   Nationally Recognized Statistical Rating Organization (NRSRO): A company that assesses the quality and potential performance of bonds, commercial paper, preferred and common stocks and municipal short-term issues, and rates the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P) and Duff & Phelps, Inc. (D&P).

   Principal: The amount of an obligation (such as a bond or loan) that must be repaid at maturity.

   Portfolio: Combined holdings of more than one stock, bond, commodity, real estate investment, cash equivalent or other asset by an individual or institutional investor. The purpose of a portfolio is to reduce risk by diversification.

   Portfolio Turnover Rate:  See Turnover below.

   Preferred Stocks: Stocks with a fixed dividend that must be paid before the dividends of common stock are paid.

   Record Date: Date on which a shareholder must officially own shares in order to be entitled to a dividend.

   Regulated Investment Company: Term used by Internal Revenue Code to define a mutual fund.

   Repurchase Agreement and Reverse Repurchase Agreement: Agreement between a seller and a buyer, usually of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time. Such agreements, from the perspective of the buyer, are assets and are referred to as "repurchase agreements" and from the perspective of the seller, are liabilities and are referred to as "reverse repurchase agreements."

   Revenue Bonds: Municipal bonds that usually are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise tax or other specific revenue source.

   Risk: The possibility that an investor may lose all or part of his or her investment, that the value of the investment will decrease, or that the investor will receive little or no return on the investment. There are many kinds of risk in investing. See Credit Risk, Financial Risk, Interest Rate Risk and Market Risk.

   SEC:  The U.S. Securities and Exchange Commission.

   Securities: Financial instruments, usually stocks, bonds, money market instruments or mutual fund shares issued by corporations, municipalities and state, local or national governments or investment companies to raise or borrow money or give the public an opportunity to participate in the growth of a company.

   Standard & Poor's Index:  Also known as the STANDARD &
   POOR'S 500 (S&P 500); Standard & Poor's Corporation is a subsidiary of McGraw-Hill, Inc. that provides a number of investor services. The
   S&P 500 is a measure of the changes in stock market conditions based on the average performance of 500 widely held common stocks. The S&P 500 is considered the benchmark for large stock investors.

   Stocks:  See equity.

   Total Return: The combination of the price change of an investment plus any income (or other distributions), expressed as a percentage gain or loss in the investment's value.

   Transfer Agent: An agent appointed by a mutual fund to maintain shareholder records and issue share certificates.

   Trust: An arrangement that permits one party, the Trustee, to hold legal title of and control property for the benefit of, another party, the beneficiary.

   Turnover: Also called the Portfolio Turnover Rate. A measure of the amount of buying and selling activity in a Fund's portfolio. A portfolio turnover rate of 100% implies that an amount equal to the value of the entire portfolio is turned over in a year. Market conditions, the portfolio manager's investment style, the nature of the Fund, and investor purchases and redemptions affect the portfolio turnover rate.

   12b-1 Distribution Fee: The fee a mutual fund charges shareholders to cover the expenses the fund has for shareholder service, advertising, promoting and selling shares in the fund, also called distribution fee.

   Variable or Floating Rate Bonds: Variable or floating rate debt obligations that bear variable or floating interest rates. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. The interest rate formulas are designed to reduce the effect of changing interest rate on the underlying market values of the instruments.

   Volatility: The measure of the rise and fall of a security's price over a stated period of time.

   When-Issued Securities: The term refers to a transaction made conditionally because the security, although authorized, has not yet been issued. New issues of stocks and bonds, stocks that have split and Treasury securities are all traded on a when issued basis.

   Yield: The income generated by an investment (from dividends or interest) over a given period of time, expressed as a percentage of either cost or current price.

   STATEMENT OF ADDITIONAL INFORMATION                         March __, 1998



                               JOHNSON FUNDS, INC.
                             4041 North Main Street
                            Racine, Wisconsin  53402


             This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Johnson Funds, Inc., dated March __, 1998 (the "Prospectus"). Requests for copies of the Prospectus should be made by writing to Johnson Funds, Inc., P.O. Box __________, Racine, Wisconsin 53402, Attention: Secretary.


                               JOHNSON FUNDS, INC.

                                Table of Contents

                                                                     Page No.

   INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . .    1

   INVESTMENT CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . .    3

   DIRECTORS AND OFFICERS OF THE CORPORATION . . . . . . . . . . . . . .   15

   PRINCIPAL SHAREHOLDERS  . . . . . . . . . . . . . . . . . . . . . . .   17

   INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN AND TRANSFER
      AGENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17

   DETERMINATION OF NET ASSET VALUE AND PERFORMANCE  . . . . . . . . . .   19

   DISTRIBUTION OF SHARES  . . . . . . . . . . . . . . . . . . . . . . .   23

   ALLOCATION OF PORTFOLIO BROKERAGE . . . . . . . . . . . . . . . . . .   23

   TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24

   SHAREHOLDER MEETINGS  . . . . . . . . . . . . . . . . . . . . . . . .   27

   DESCRIPTION OF SECURITIES RATINGS . . . . . . . . . . . . . . . . . .   28

   INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . .   33

   FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .   33



             No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated March __, 1998, and, if given or made, such information or representations may not be relied upon as having been authorized by Johnson Funds, Inc.

             This Statement of Additional Information does not constitute an offer to sell securities.

                             INVESTMENT RESTRICTIONS


             As set forth in the Prospectus dated March __, 1998 of Johnson Funds, Inc. (the "Corporation") the primary investment objective of Johnson Intermediate Fixed Income Fund (the "Fixed Income Fund") is current income consistent with preservation of capital. The Johnson Large Cap Equity Fund seeks long-term capital appreciation primarily by investing in equity securities of large capitalization companies. The Johnson Small Cap Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of small capitalization companies. The primary investment objective of the Johnson International Equity Fund is long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. Consistent with these investment objectives, each Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a stockholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

             1. The Funds will not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Funds may borrow money to the extent set forth in investment restriction no. 4.

             2. The Funds may sell securities short to the extent permitted by the Investment Company Act of 1940 (the "Act").

             3. The Funds may write put and call options to the extent permitted by the Act.

             4. None of the Funds will borrow money or issue senior securities, except for temporary bank borrowings (not in excess of 10% of the value of a Fund's net assets) or for emergency or extraordinary purposes.

             5. Each Fund may pledge or hypothecate its assets to secure its borrowings.

             6. The Funds will not lend money (except by purchasing publicly distributed debt securities, purchasing securities of a type normally acquired by institutional investors or entering into repurchase agreements) and will not lend their portfolio securities, unless such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and provided that no such loan will be made if upon making of such loan more than 30% of the value of the Fund's total assets would be subject to such loans.

             7. The Funds will not make investments for the purpose of exercising control or management of any company.

             8. The Funds will not purchase securities of any issuer (other than the United States or an instrumentality of the United States) if, as a result of such purchase, a Fund would hold more than 10% of any class of securities, including voting securities, of such issuer or more than 5% of a Fund's total assets, taken at current value, would be invested in securities of such issuer, except that up to 25% of each Fund's total assets may be invested without regard to these limitations.

             9. No Fund will invest 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, in securities issued by companies primarily engaged in the same industry. In determining industry classifications the Funds will use the current Directory of Companies Filing Annual Reports with the Securities and Exchange Commission except to the extent permitted by the Act.

             10. No Fund will act as an underwriter or distributor of securities other than shares of the Fund (except to the extent that the Funds may be deemed to be underwriters within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities).

             11. The Funds will not purchase or sell real estate or real estate mortgage loans or real estate limited partnerships.

             12. The Funds will not purchase or sell commodities or commodity contracts, except that each Fund may invest in futures contracts and options on futures contracts.

             The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Corporation's Board of Directors without shareholder approval. These additional restrictions are as follows:

             1. No Fund will invest more than 15% of the value of its net assets in illiquid securities.

             2. The Funds will not purchase the securities of other investment companies except: (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of a Fund;
   (b) securities of registered open-end investment companies that invest exclusively in high quality, short-term debt securities; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker's commission. No purchases described in (b) and (c) will be made if as a result of such purchases (i) a Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of a Fund's net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of a Fund's net assets would be invested in shares of registered investment companies.

             3. The Funds will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or an officer, director or other affiliated person of its investment adviser, without authorization of the Corporation's Board of Directors.

             4. The Funds will not purchase any interest in any oil, gas or other mineral leases or any interest in any oil, gas or any other mineral exploration or development program.


             The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions (other than those relating to borrowing of money or issuing senior securities) are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund's fundamental restrictions will be deemed to have occurred. Any changes in a Fund's investment restrictions made by the Board of Directors will be communicated to shareholders prior to their implementation.

                            INVESTMENT CONSIDERATIONS

   Illiquid Securities

             Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid. The Board of Directors of the Corporation has delegated to Johnson Asset Management of Wisconsin, Inc. (the "Adviser") the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. The Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security, (including the institutional private resale markets); (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors in determining the liquidity of a security.

             Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities, if considered to be illiquid, will be priced at fair value as determined in good faith by the Board of Directors.

   Short Sales

             The Funds may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

             No short sale will be effected which will, at the time of making such short sale transaction and giving effect thereto, cause the aggregate market value of all securities sold short to exceed 5% of the value of a Fund's net assets. Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

   Lending of Portfolio Securities

             In order to generate additional income, each Fund may lend portfolio securities constituting up to 30% of its total assets to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

             The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

   High Yield Convertible Securities

             Each equity Fund may invest up to 5% of its net assets in high yield, high risk, lower-rated convertible securities, commonly known as "junk bonds." Investments in such securities are subject to greater credit risks than higher rated securities. Debt securities rated below investment grade have greater risks of default than investment grade debt securities (including medium grade debt securities, and may in fact, be in default. Issuers of "junk bonds" must offer higher yields to compensate for the greater risk of default on the payment of principal and interest.

             The market for high yield convertible securities is subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on high yield convertible securities and their markets, as well as on the ability of securities' issuers to repay principal and interest, than on higher-rated securities and their issuers. Issuers of high yield convertible securities may be of low creditworthiness and the high yield convertible securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield convertible securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced. From 1989 to 1991, the percentage of high yield securities that defaulted rose significantly above prior default levels. The default rate has decreased subsequently.

             The prices of high yield convertible securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments because of their lower credit quality. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield convertible security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield convertible securities and a Fund's net asset value. Yields on high yield convertible securities will fluctuate over time. Furthermore, in the case of high yield convertible securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

             The secondary market for high yield convertible securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for a Fund to value accurately high yield convertible securities or dispose of them. To the extent the Fund owns or may acquire illiquid or restricted high yield convertible securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

             Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Further, the Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

             Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield convertible securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high-yield convertible securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so the Funds can meet redemption requests. To the extent that a Fund invests in high yield convertible securities, the achievement of its investment objective may be more dependent, on the Adviser's own credit analysis than is the case for higher quality bonds. A Fund may retain a portfolio security whose rating has been changed.

   Mortgage-Backed and Asset-Backed Securities

             Each of the Funds may purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities") that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.

             There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

             Each of the Funds may also purchase mortgage-backed securities structured as CMOs. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes.
   The classes may include "IOs" which pay distributions consisting solely or primarily for all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities. "POs" which pay distributions consisting solely or primarily of all or a portion of principal payments made from the underlying pool of mortgages or mortgage-backed securities, and "inverse floaters" which have a coupon rate that moves in the reverse direction to an applicable index.

             Investments in CMO certificates can expose the Funds to greater volatility and interest rate risk than other types of mortgage-backed obligations. Among tranches of CMOs, inverse floaters are typically more volatile than fixed or adjustable rate tranches of CMOs. Investments in inverse floaters could protect a Fund against a reduction in income due to a decline in interest rates. A Fund would be adversely affected by the purchase of an inverse floater in the event of an increase in interest rates because the coupon rate thereon will decrease as interest rates increase, and like other mortgage-backed securities, the value of an inverse floater will decrease as interest rates increase. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying pool of mortgage loans or mortgage-backed securities. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying assets experience greater than anticipated prepayments of principal, the holder of an IO may incur substantial losses irrespective of its rating. Conversely, if the underlying assets experience slower than anticipated prepayments of principal, the yield and market value for the holders of a PO will be affected more severely than would be the case with a traditional mortgage-backed security. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates. Prepayments are also influenced by a variety of other economic and social factors.

             The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.

             In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed income securities, when interest rates rise the value for an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

   Hedging Instrument

             Each of the Funds may engage in options, futures and options on futures transactions that constitute bona fide hedging or other permissible risk management transactions.

             Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before the delivery date if a liquid secondary market is available.

             The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if the Fund had purchased the underlying instrument directly.
   When a Fund sells a futures contract, by contrast, the value of its future position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

             Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a Futures Commission Merchant ("FCM"), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Funds' investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

             Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Each Fund may purchase options on futures contracts as well as options on securities and stock indices. Each of the Funds may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

             The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

             Stock Index Options. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index, or a narrower market index, such as the Standard & Poor's 100. Indexes also may be based on an industry or market segment, such the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

             Writing Call and Put Options. When a Fund writes a call option, it receives a premium and agrees to sell the related investments to a purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price. When writing an option on a futures contract, a Fund will be required to make margin payments to an FCM as described above for futures contracts.

             To terminate its obligations on a call which it has written, a Fund may purchase a call in a "closing purchase transaction". (As discussed above, the Funds may also purchase calls other than as part of such closing transactions.) A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received. Any such profits are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

             Generally writing calls is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

             When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of a premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Funds may only write covered puts. For a put to be covered, a Fund must maintain in a segregated account cash or liquid assets equal to the option price. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised because the Fund retains the premium received. Any such profits are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

             Combined Option Positions. The Funds may purchase and write options (subject to the limitations discussed above) in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

             Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the applicable Fund's current or anticipated investments. Each of the Funds may invest in options and futures contracts based on securities which differ from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's investments.

             Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the applicable Fund's investments well. Options and future prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. Each of the Funds may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the applicable Funds' options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. Successful use of these techniques requires skills different from those needed to select portfolio securities.

             Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

             Asset Coverage for Futures and Option Positions. Each of the Funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash or liquid securities in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a portion of a Fund's assets could impede portfolio management or such Fund's ability to meet redemption requests or other current obligations.

             Special Risks of Hedging and Income Enhancement Strategies. Participation in the options or futures markets involves investment risks and transactions costs to which a Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser's prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of futures contracts and options on futures contracts include:
   (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets;
   (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

   Depository Receipts

             Each of the Funds may invest in American Depository Receipts ("ADRs"). ADR facilities may be either "sponsored" or "unsponsored". While similar, distinctions exist relating to the rights and duties of ADR holders and market practices. A depository may establish an unsponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested. Holders of unsponsored ADRs generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees. The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may be not be a correlation between such information and the market value of the ADR. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications. Each of the Funds may invest in sponsored and unsponsored ADRs.

             In addition to ADRs, each of the Funds may hold foreign securities in the form of American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into foreign securities. These receipts may not be denominated in the same currency as the underlying securities. Generally, American banks or trust companies issue ADRs and ADSs, which evidence ownership of underlying foreign securities. GDRs represent global offerings where an issuer issues two securities simultaneously in two markets, usually publicly in a non-U.S. market and privately in the U.S. market. EDRs (sometimes called Continental Depository Receipts ("CDRs")) are similar to ADRs, but usually issued in Europe. Typically issued by foreign banks or trust companies, EDRs and CDRs evidence ownership of foreign securities. Generally, ADRs and ADSs in registered form trade in the U.S. securities markets, GDRs in the U.S. and European markets, and EDRs and CDRs (in bearer form) in European markets.

   Classification of Foreign Markets

             Foreign markets are often classified as mature or emerging. The countries in which the Funds may invest are classified below. The Funds also may invest in additional countries when such investments are consistent with the Fund's objective and policies.

             Mature: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States.

             Emerging: Argentina, Brazil, Chile, China, Czech Republic,
                       Ecuador, Greece, Hungary, India, Indonesia, Jamaica, Kenya, Israel, Jordan, Malaysia, Mexico, Morocco, Nigeria, Pakistan, People's Republic of China, Peru, Philippines, Poland, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela and Vietnam.

   Foreign Currency Transactions

             To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, the Funds may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date ("forward foreign currency" contracts or "forward" contracts).

             A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

             When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

             When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, they may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporate the prospects into its overall long-term diversification strategies. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

             At the maturity of a forward contract, a Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

             If a Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when the Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

             Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer's deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of a Fund's securities is less than the amount of the foreign currency upon expiration of the contract. Conversely, a Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency the Fund is obligated to deliver. A Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

             Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

             Each of the Funds may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

             Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the respective Fund's investments. A currency hedge, for example, should protect a Yen-dominated security from a decline in the Yen, but will not protect a particular Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

                    DIRECTORS AND OFFICERS OF THE CORPORATION

             The name, address principal occupations during the past five years and other information with respect to each of the directors and offices of the Corporation are as follows:

             JoAnne Brandes -- Director. Ms. Brandes, 44, has been Senior Vice President, General Counsel and Secretary of S.C. Johnson Commercial Markets, Inc. since October 1997. Prior to that time, Ms. Brandes served in various capacities as an officer of S.C. Johnson & Son, Inc since 1992. Both S.C. Johnson Commercial Markets, Inc. and S.C. Johnson & Son, Inc. are controlled by Samuel C. Johnson as is Johnson International, Inc., the corporate parent of the Adviser. Ms. Brandes is also a director of Alternative Resources Corporation, Lincolnshire, Illinois, a computer servicer and supplier, and Corporate Family Solutions, Inc., Nashville, Tennessee, a child care provider. Her address is 8310 16th Street, P.O. Box 902, Sturtevant, WI 53177.

             Richard Bibler -- Director. Mr. Bibler, 65, has been an owner of Rudolph Stone Associates, a financial consulting firm since prior to 1990. His address is 7670 North Port Washington Road, Milwaukee, WI 53217.

             Gerald Konz -- Director. Mr. Konz, 65, is retired. Mr. Konz was Vice President and Tax Counsel of S.C. Johnson & Son, Inc. from 1982 until 1997. His address is c/o S.C. Johnson & Son, Inc., 1525 Howe Street, Racine, WI 53403.

             George Nelson -- Director. Mr. Nelson, 59, has been Vice President - Administration & Finance of Evening Telegram, Inc. since 1982. His address is 7025 Raymond Road, Madison, WI 53719.

             *Wendell Perkins -- Director. Mr. Perkins, 34, has been Senior Vice President of the Adviser since 1994. In 1993 Mr. Perkins was an Assistant Vice President of Biltmore Investors Bank, an affiliate of the Adviser. His address is 4041 North Main Street, Racine, WI 53402.

   ________________________
        *Mr. Perkins is the only director who is an "interested person" of the Corporation as that term is defined in the Investment Company Act of 1940.

             Joan Burke -- President and Treasurer. Ms. Burke, 46, has been President and Chief Executive Officer of the Adviser and Johnson Heritage Trust Company since November, 1995. From December 1994 to November 1995 Ms. Burke was Vice President of Firstar Bank of Madison and from October 1976 to October 1994 she was Senior Vice President of Valley Trust Company. Her address is 4041 North Main Street, Racine, WI 53402.

             George Balistreri -- Vice President and Secretary. Mr. Balistreri, 54, has been Senior Vice President of the Adviser since 1990. His address is 4041 North Main Street, Racine, WI 53402.

             The Corporation's standard method of compensating directors is to pay each director who is not an officer of the Corporation an annual fee of $5,000 and a fee of $500 for each meeting of the Board of Directors attended.

             The Corporation was incorporated on January 27, 1998. The table below sets Corporation during the fiscal year ending October 31, 1998:

                               COMPENSATION TABLE

                                      Pension or                   Total
                                      Retirement    Estimated   Compensation
                        Aggregate      Benefits       Annual        from
                      Compensation    Accrued as     Benefits   Corporation
        Name of           from          Part of        Upon        Paid to
         Person        Corporation   Fund Expenses  Retirement   Directors

    JoAnne Brandes        $6500           $0            $0         $6500
    Richard Bibler         6500            0            0           6500
    Gerald Konz            6500            0            0           6500
    George Nelson          6500            0            0           6500
    Wendell Perkins         0              0            0            0

                             PRINCIPAL SHAREHOLDERS

             As of the date hereof, Miriam M. Allison owned 100% of each Fund's outstanding shares. As of such date Ms. Allison controlled each of the Funds and the Corporation and owned sufficient shares to approve or disapprove all matters brought before shareholders of the Corporation, including the election of directors of the Corporation and the approval of auditors. Ms. Allison is President of Sunstone Distribution Services, LLC, the principal underwriter of shares of the Funds. Her address is 207 East Buffalo Street, Suite 400, Milwaukee, WI 53202. The Corporation does not control any person.

                  INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN
                               AND TRANSFER AGENT

             As set forth in the Prospectus under the caption "Management of the Fund," the investment adviser to the Funds is Johnson Asset Management of Wisconsin, Inc. (the "Adviser"). Pursuant to the investment advisory agreements entered into between the Corporation and the Adviser with respect to each of the Funds (the "Advisory Agreements"), the Adviser furnishes continuous investment advisory services to each of the Funds. The Adviser is a wholly-owned subsidiary of Johnson International, Inc., a Wisconsin corporation. Johnson International, Inc. is a bank holding company. Samuel C. Johnson controls the Adviser by virtue of his status as trustee of the Johnson International, Inc. Voting Trust, which holds 55% of the outstanding shares of Johnson International, Inc. The Adviser's executive officers include Joan A. Burke, President and Chief Executive Officer, George A. Balistreri, Senior Vice President, Wendell Perkins, Senior Vice President, and Frank J. Gambino, Vice President.

             Pursuant to the Advisory Agreements, the Adviser has undertaken to reimburse each of the Funds to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed 2.5% of the average net assets of a Fund (1.5% for the Intermediate Fixed Income Fund) for such year, as determined by valuations made as of the close of each business day of the year. Additionally, for the fiscal year ended October 31, 1998, the Adviser has agreed to reimburse each Fund for annual operating expenses in excess of the percentage of its average net assets for such year set forth below.

                  Fund                   Expense Limitation

    Intermediate Fixed Income Fund            0.85%
    Large Cap Equity Fund                     1.45%
    Small Cap Equity Fund                     1.50%
    International Equity Fund                 1.85%

   The Funds monitor their expense ratio on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit.

             Each Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Corporation or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of the majority of the applicable Fund's stockholders on sixty (60) days' written notice to the Adviser, and by the Adviser on the same notice to the Corporation, and that it shall be automatically terminated if it is assigned.

             Each Advisory Agreement provides that the Adviser shall not be liable to the Corporation or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

             As set forth in the Prospectus under the caption "Administration," the administrator to the Funds is Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 (the "Administrator"). The Administrator provides various administrative services and fund accounting services to the Funds (which includes clerical, compliance, regulatory fund accounting and other services) pursuant to an Administration and Fund Accounting Agreement (the "Administration Agreement") with the Corporation on behalf of the Funds. The Administration Agreement will remain in effect until December 31, 2000. Thereafter, the Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of the Corporation upon the giving of ninety (90) days' written notice to the Administrator, or by the Administrator upon the giving of ninety (90) days' written notice to the Corporation.

             Under the Administration Agreement, the Administrator shall not be liable for any loss suffered by the Funds in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement. The Administration Agreement also provides that the Administrator may provide similar services to other investment companies.

             _____________________ serves as custodian of the Corporation's assets pursuant to a Custody Agreement. Under the Custody Agreement, _____________________ has agreed to (i) maintain separate accounts in the name of the Funds, (ii) make receipts and disbursements of money on behalf of each of the Funds, (iii) collect and receive all income and other payments and distributions on account of each of the Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Funds concerning the Funds' operations. ______________________ does not exercise any supervisory function over the purchase and sale of securities.

             Sunstone Investor Services, LLC serves as transfer agent and dividend paying agent for the Fund under a Transfer Agency Agreement between the Corporation and Sunstone Investors Services, LLC. As transfer and dividend paying agent, Sunstone Investors Services, LLC has agreed to
   (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareholders of the Funds, (iii) respond to correspondence by Fund shareholders and others relating to its duties,
   (iv) maintain shareholder accounts, and (v) make periodic reports to the Funds.

                DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

   Pricing Considerations

             As set forth in the Prospectus under the caption "Net Asset Value (NAV)" the net asset value of each of the Funds will be determined as of the close of regular trading (3:00 P.M. Central Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

             Common stocks and securities sold short that are listed on any national stock exchange or quoted on the Nasdaq Stock Market will be valued at the last sale price on the date the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks which are listed on any national stock exchange or the Nasdaq Stock Market but which are not traded on the valuation date are valued at the most recent bid price. Securities sold short which are listed on any national stock exchange or the Nasdaq Stock Market but which are not traded on the valuation date are valued at the most recent asked price. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. Options purchased or written by the Funds are valued at the average of the current bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be changed if the market makes a limit move in which event the futures contract will be valued at its fair market value as determined by the Adviser in accordance with procedures approved by the Board of Directors. Debt securities are valued at the latest bid prices furnished by independent pricing services. Pricing services may determine valuations based upon normal, institutional-size trading units of such securities using market transactions for comparable securities and various relationships between securities generally recognized by institutional traders. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

             The Funds price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, they may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Funds do not have either of these alternatives available to them or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.

             Generally, U.S. government securities and other fixed income securities complete trading at various times prior to the close of the New York Stock Exchange. For purposes of computing net asset value, the Funds use the market value of such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such a period, then these securities may be valued at their fair value as determined in good faith by the Directors.

             Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when NYSE is not open and a Fund's net asset value is not calculated. When determining net asset value, the Funds value foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 3:00 P.M. Central Time. Unless material, as determined by the Adviser under the supervision of the Board of Directors, events affecting the valuation of Fund securities occurring between the time its net asset value is determined and the close of the NYSE will not be reflected in such asset value.

             Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

   Performance Formulas

             Any total rate of return quotation for a Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of a Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of a Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

             The foregoing computation may also be expressed by the following formula:

                                         n
                                 P(1 + T)  = ERV

             P    =    a hypothetical initial payment of $1,000
             T    =    average annual total return
             n    =    number of years
             ERV  =    ending redeemable value of a
                       hypothetical $1,000 payment made
                       at the beginning of the stated
                       periods at the end of the stated
                       periods

             The calculations of average annual total return and total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV") is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, a Fund's average annual total return and total return reflect the deduction of the maximum front-end sales charge of 4.00% (2.75% for the Intermediate Fixed Income Fund). A Fund may also advertise total return data without reflecting sales charges in accordance with the rules of the Securities and Exchange Commission. Quotations that do not reflect the sales charge will, of course, be higher than quotations that do reflect the sales charge.

             The current yield for the Intermediate Fixed Income Fund is based on a 30-day (or one-month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                        a-b   6
                              YIELD=2[(----+1) -1]
                                        cd

             Where:    a =  interest earned during the period.

                       b =  expenses accrued for the period (net of
                            reimbursements).

                       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                       d = the maximum offering price per share on the last day of the period.

                             DISTRIBUTION OF SHARES

             The Corporation has adopted a Service and Distribution Plan (the "Plan") in anticipation that the Funds will benefit from the Plan through increased sales of shares, thereby reducing the expense ratio of each of the Funds and providing the Adviser with greater flexibility in management. The Plan may be terminated with respect to any Fund at any time by a vote of the directors of the Corporation who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Fund. JoAnne Brandes, Richard Bibler, Gerald Konz and George Nelson are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the stockholders of that Fund and the Board of Directors, including the Rule 12b-1 Directors.

             While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Corporation will be committed to the discretion of the directors of the Corporation who are not interested persons of the Corporation. The Board of Directors of the Corporation must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a Distributor, if any, or officers of the Corporation. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors.

             Sunstone Distribution Services, LLC (the "Distributor"), an affiliate of Sunstone Financial Group, Inc., acts as the principal underwriter of shares of the Funds. The Distributor distributes shares of the Funds on a continuous "best efforts" basis. The Distributor has entered into a Distribution Agreement with the Corporation pursuant to which the Funds will pay to the Distributor a fee at the annual rate of 0.05% of each Fund's average daily net assets, less the proceeds of the front-end sales charge paid by investors to the Distributor which are retained by the Distributor.

             As described in the Prospectus, the Corporation permits certain investors to purchase shares of the Funds at net asset value. The Corporation permits such sales because it believes such investors have already been informed about the advantages of investing in mutual funds, including the Funds, and that the Distributor incurs no material sales expense in connection with sales to such investors.

                        ALLOCATION OF PORTFOLIO BROKERAGE

             Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities and the broker's financial strength and stability). The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

             In allocating brokerage business for a Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.

                                      TAXES

   General

             As set forth in the Prospectus under the caption "Dividends, Distributions and Taxes," the Funds intend to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The discussion that follows is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their tax advisers for a complete review of the tax ramifications of an investment in the Funds.

             Dividends from a Fund's net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions of net capital gain are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. The Code provides for a three-tiered tax rate structure for long-term capital gains depending upon the Fund's holding period of the underlying financial instrument or capital asset. Such dividends and distributions are taxable to shareholders whether received in cash or in additional shares. The 70% dividends-received deduction for corporations will apply to dividends from a Fund's net investment income, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any year are less than 100% of the distribution of net investment company income taxable made by the Fund.

             Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

             Redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the shareholder's holding period for the shares. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

   Rule 17a-7 Transactions

             The Funds have adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which each of the Funds may effect a purchase and sale transaction with an affiliated person of the Funds (or an affiliated person of such an affiliated person) in which a Fund issues its shares in exchange for securities which are permitted investments for the Funds.
   For purposes of determining the number of shares to be issued, the securities to be exchanged will be valued in accordance with Rule 17a-7. The Funds anticipate issuing shares pursuant to the Rule 17a-7 procedures to collective investment trusts for which an affiliated person, Johnson Heritage Trust Company, serves as trustee (the "Trusts"). The Funds anticipate that the transactions with the Trusts will be tax-free under the Code and as a result the Funds will acquire unrealized appreciation. The exact amount of unrealized appreciation to be acquired by each Fund cannot be determined at this time. Most Rule 17a-7 transactions will not be tax-free.

   Taxation of Hedging Instruments

             If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain. If a Fund enters into a closing transaction with respect to the option, any gain or loss realized by a Fund as a result of the transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or futures contract.

             With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by a Fund for the option will be added to the basis of the stock or futures contract so acquired.

             A Fund may purchase or write options on stock indexes. Options on "broadbased" stock indexes are generally classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise or closing of such nonequity options and on futures contracts will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter "blended gain or loss") for determining the character of distributions. In addition, nonequity options and futures contracts held by a Fund on the last day of a fiscal year will be treated as sold for market value ("marked to market") on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. The realized gain or loss on the ultimate disposition of the option will be increased or decreased to take into consideration the prior marked to market gains and losses.

             The trading strategies of a Fund involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may affect the short-term or long-term holding period of such instruments for distributions characterization.

             A Fund may acquire put options. Under the Code, put options on stocks are taxed similar to short sales. If a Fund owns the underlying stock or acquires the underlying stock before closing the option position, the Straddle Rules may apply and the option positions may be subject to certain modified short sale rules. If a Fund exercises or allows a put option to expire, the Fund will be considered to have closed a short sale. A Fund will generally have a short-term gain or loss on the closing of an option position. The determination of the length of the holding period is dependent on the holding period of the stock used to exercise that put option. If a Fund sells the put option without exercising it, its holding period will be the holding period of the option.

   Foreign Taxes

             Each of the Funds may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S. Such taxes would reduce the return on a Fund's investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of any taxable year consist of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. For any year that a Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any. Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income.

             If the pass through election described above is made, the source of a Fund's income flows through to its shareholders. Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

             The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income and distributions by the Fund will be treated as U.S. source income.

             Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate:
   (i) such shareholder's portion of the foreign taxes paid; and (ii) the portion of the Fund's dividends and distributions that represent income derived from foreign sources.

                              SHAREHOLDER MEETINGS

             The Maryland Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted upon by the shareholders under the Act.

             The Corporation's bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

             Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

             If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

             After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

                        DESCRIPTION OF SECURITIES RATINGS

             Set forth below is a description of ratings used by three major nationally recognized statistical ratings organizations ("NRSROs") Standard & Poor's Corporation ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") and Duff & Phelps Credit Rating Co. ("Duff & Phelps"). NRSROs base their ratings on current information furnished by the issuer or obtained from other sources they consider reliable. NRSROs may change, suspend or withdraw their ratings due to changes in, unavailability of, such information or for other reasons.

   Commercial Paper Ratings

             A Standard and Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Funds may invest:

             "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determines to possess extremely strong safety characteristics are denoted "A-1+."

             "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

             Moody's commercial paper ratings are opinions of the ability of issues to repay punctually promissory obligations not having an original maturity in excess of nine months. The following summarizes the rating categories used by Moody's for commercial paper in which the Funds may invest:

             "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

   Corporate Long-Term Debt Ratings

   Standard & Poor's Debt Ratings

             A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

             The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

             The ratings are based, in varying degrees, on the following considerations:

             1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

             2.   Nature of and provisions of the obligation.

             3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   Investment Grade

             AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest an repay principal is extremely strong.

             AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB - Debt rated "BBB" is regard as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   Speculative Grade

             Debt rated "BB," "B," "CCC," "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristic, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

             "BB" - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB- "rating.

             "B" - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-"rating.

             "CCC" - Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest an repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

             "CC" - Debt rated "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

             "C" - Debt rated "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             "CI" - The rating "CI" is reserved for income bonds on which no interest is being paid.

             "D" - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

   Moody's Long-Term Debt Ratings

             "Aaa" - Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             "Aa" - Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation or protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in "Aaa" securities.

             "A" - Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

             "Baa" - Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             "Ba" - Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             "B" - Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             "Caa" - Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             "Ca" - Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             "C" - Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Duff & Phelps Rating Scale Definitions

             "AAA" - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

             "AA+", "AA", "AA-" - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

             "A+", "A", "A-" - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

             "BBB+", "BBB", "BBB-" - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

             "BB+", "BB", "BB-" - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

             "B+", "B", "B-" - Below investment grade and possessing risk that obligation might not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

             "CCC" - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions and/or unfavorable company developments.

             "DD" - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                             INDEPENDENT ACCOUNTANTS

             Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53201-1215 has been selected as the independent accountants for the Corporation. As such Arthur Andersen LLP performs an audit of each Fund's financial statement and considers each Fund's internal control structure.

                              FINANCIAL STATEMENTS

             The following financial statements for the Corporation are attached hereto:

             -    Report of Independent Accountants

             -    Statement of Assets and Liabilities

             -    Notes to the Financial Statement

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


   To the Stockholders and Board of
   Directors of the Johnson Funds, Inc.

   We have audited the statement of assets and liabilities of the Johnson Intermediate Fixed Income Fund, the Johnson Large Cap Equity Fund, the Johnson Small Cap Equity Fund and the Johnson International Equity Fund (the "Funds"), each being a series of the Johnson Funds, Inc., a Maryland corporation as of ________________, 1998. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the net assets of the Funds as of ______________, 1998, in conformity with generally accepted accounting principles.



                                           ARTHUR ANDERSEN LLP

   Milwaukee, Wisconsin
   _____________, 1998

                               JOHNSON FUNDS, INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                            ___________________, 1998


                            Johnson       Johnson    Johnson
                          Intermediate   Large Cap  Small Cap     Johnson
                          Fixed Income    Equity      Equity   International
                              Fund         Fund        Fund     Equity Fund
    ASSETS:

      Cash                  $             $         $              $
      Unamortized
       organizational
       costs
      Prepaid
       registration
       expenses              _______      _______   _______        _______

         Total Assets        _______      _______   _______        _______


    LIABILITIES:
      Payable to Adviser     _______      _______   _______        _______

         Total                                                     _______
          Liabilities        _______      _______   _______

    NET ASSETS               $25,000      $25,000   $25,000        $25,000
                             =======      =======   =======        =======
    Capital stock,
    $0.0001 par value,
    1,000,000,000 shares
    authorized;
    100,000,000 shares
    authorized for each
    Fund; 2,500 shares
    outstanding for each
    Fund                     $25,000      $25,000   $25,000        $25,000
                             =======      =======   =======        =======

    Net asset value and
    redemption price per
    share (based on
    2,500 shares of
    capital stock issued
    and outstanding for
    each Fund)                $10.00       $10.00    $10.00         $10.00
                              ======       ======    ======         ======

    Offering price to
     public                  $            $         $              $
                              ======       ======    ======        =======


        The accompanying notes to financial statement are an integral part of this statement.

                               JOHNSON FUNDS, INC.

                          NOTES TO FINANCIAL STATEMENT

                            ___________________, 1998

   (1) Johnson Funds, Inc. (the "Corporation") was incorporated under the laws of the state of Maryland on ______________, 1998 and has had no operations to date other than those relating to organizational matters and the sale of 2,500 shares of each series of its common stock to its original stockholder.

   (2) Each of the Funds has an agreement with Johnson Asset Management of Wisconsin, Inc. (the "Adviser"), with whom certain officers of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.45% for the Intermediate Fixed Income Fund, 0.75% for the Large Cap Equity Fund, 0.75% for the Small Cap Equity Fund and 0.90% for the International Equity Fund.

        Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.5% of the averaged daily net assets of the Intermediate Fixed Income Fund, or 2.5% of each of the Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, the Adviser will reimburse the Funds for the amount of such excess. Additionally, the Adviser has voluntarily agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 0.85%, 1.45%, 1.50% and 1.85% of the average daily net assets of the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively.

   (3) Organizational costs are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations. These costs were advanced by the Adviser and will be reimbursed by the Funds. The proceeds of any redemption of the initial shares by the original stockholders or any transferee will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.


                                     PART C

                                OTHER INFORMATION

  Item 24.     Financial Statements and Exhibits

       (a.)    Financial Statement (included in Part B)

               Report of Independent Accountants

               Statement of Assets and Liabilities

               Notes to Financial Statement

       (b.)    Exhibits

               (1)   Registrant's Articles of Incorporation

               (2)   Registrant's Bylaws

               (3)   None

               (4)   None

             (5.1) Investment Advisory Agreement with Johnson Asset Management, Inc. for Johnson Intermediate Fixed Income Fund

             (5.2) Investment Advisory Agreement with Johnson Asset Management, Inc. for Johnson Large Cap Equity Fund

             (5.3) Investment Advisory Agreement with Johnson Asset Management, Inc. for Johnson Small Cap Equity Fund

             (5.4) Investment Advisory Agreement with Johnson Asset Management, Inc. for Johnson International Equity Fund

             (6.1)   Distribution Agreement with Sunstone Distribution
                     Services, LLC

             (6.2)   Form of Sales Agreement with Selected Dealers

               (7)   None

               (8)   Custody Agreement with _____________________
                     (to be filed by amendment)

             (9.1) Administration and Fund Accounting Agreement with Sunstone Financial Group, Inc.

             (9.2)   Transfer Agency Agreement with Sunstone Investor
                     Services, LLC

              (10) Opinion of Foley & Lardner, counsel for Registrant (submitted in draft form)

              (11) Consent of Arthur Andersen LLP (to be filed by amendment)

              (12)   None

              (13)   Subscription Agreement (submitted in draft form)

              (14)   None

            (15.1)   Service and Distribution Plan

            (15.2)   Form of Servicing and Distribution Agreement

              (16)   None

              (17)   Financial Data Schedules (to be filed by amendment).

              (18)   None

   Item 25.  Persons Controlled by or under Common Control with Registrant

             Registrant is controlled by Miriam M. Allison who owns 100% of Registrant's voting securities as of March ___, 1998. Registrant does not control any person.

   Item 26.  Number of Holders of Securities

                                 Number of Record Holders
         Title of Class           as of           , 1998

         Common Stock,          Intermediate Fixed Income
         $0.0001 par value      (Series A)               1
                                Large Cap Equity
                                (Series B)               1
                                Small Cap Equity
                                (Series C)               1
                                International Equity
                                (Series D)               1
   Item 27.  Indemnification

             Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

                                   Article VII

                               GENERAL PROVISIONS

   Section 7.     Indemnification.

        A. The corporation shall indemnify all of its corporate representatives against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

        B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

        C. The termination of any action, suit or proceeding by judgment, order, or settlement does not create a presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties and obligations involved in the conduct of his or her office. The termination of any action, suit or proceeding by conviction, or upon a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

        E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

        F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

        G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

             Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 28.  Business and Other Connections of Investment Adviser

             Incorporated by reference to pages __ through __ of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

   Item 29.  Principal Underwriters

             (a) Sunstone Distribution Services, LLC, the Registrant, currently is principal underwriter of the shares of The Northern Funds, The Haven Capital Management Trust, The Green Century Funds, First Omaha Funds and The Marstco Investment Fund.

             (b) To the best of Registrant's knowledge, the directors and officers of Sunstone Distribution Services, LLC are as follows:

                          Position and Offices with  Positions and
    Name and Principal    Sunstone Investors         Offices with
     Business Address     Services, LLC              Registrant

    Miriam M. Allison     President and Member       None
    207 East Buffalo
    Street
    Suite 400
    Milwaukee, WI  53202

    Daniel S. Allison     Secretary and Member       None
    207 East Buffalo
    Street
    Suite 400
    Milwaukee, WI  53202

    Mary M. Tenwinkel     Vice President             None
    207 East Buffalo
    Street
    Suite 400
    Milwaukee, WI  53202

             (c)  None

   Item 30.  Location of Accounts and Records

             The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, at Registrant's corporate offices, except (1) records held and maintained by ______________ relating to its functions as custodian, (2) records held and maintained by Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 relating to its functions as administrator and fund accountant, (3) records held and maintained by Sunstone Investors Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 relating to its role as transfer agent, and (4) records held and maintained by Sunstone Distribution Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, relating to its role as distributor.

   Item 31.  Management Services

             All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

   Item 32.  Undertakings

             Registrant undertakes to file a post-effective amendment to this Registration Statement within four to six months of the effective date of this Registration Statement which will contain financial statements (which need not be certified) as of and for the time period reasonably close or as soon as practicable to the date of such post-effective amendment.

             With respect to stockholder meetings, Registrant undertakes to call stockholder meetings in accordance with the provisions of Article I of its Bylaws, which are discussed in Parts A and B of this Registration Statement.

                                   SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Racine and State of Wisconsin on the 28th day of January, 1998.

                                 JOHNSON FUNDS, INC.
                                     (Registrant)


                                 By:   /s/ Joan A. Burke
                                      Joan A. Burke, President

             Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

               Name                     Title            Date

        /s/ Joan A. Burke       President (Principal  anuary 28, 1998
    Joan A. Burke               Executive, Financial
                                and Accounting
                                Officer)
        /s/ JoAnne Brandes      Director              January 29, 1998
    JoAnne Brandes


        /s/ Richard Bibler
    Richard Bibler              Director              January 28, 1998


        /s/ Gerald Konz         Director              January 28, 1998
    Gerald Konz

        /s/ George Nelson       Director              January 29, 1998
    George Nelson

        /s/ Wendell Perkins     Director              January 28, 1998
    Wendell Perkins

                                  EXHIBIT INDEX
      Exhibit No.                    Exhibit                   Page No.

            (1)      Registrant's Articles of Incorporation

            (2)      Registrant's Bylaws

            (3)      None

            (4)      None

          (5.1)      Investment Advisory Agreement - Johnson
                     Intermediate Fixed Income Fund

          (5.2)      Investment Advisory Agreement - Johnson
                     Large Cap Equity Fund

          (5.3)      Investment Advisory Agreement - Johnson
                     Small Cap Equity Fund

          (5.4)      Investment Advisory Agreement - Johnson
                     International Equity Fund

          (6.1)      Distribution Agreement

          (6.2)      Form of Sales Agreement

            (7)      None

            (8)      Custody Agreement**

          (9.1)      Administration and Fund Accounting
                     Agreement

          (9.2)      Transfer Agency Agreement

           (10)      Opinion of Foley & Lardner, counsel for
                     Registrant*

           (11)      Consent of Arthur Andersen LLP**

           (12)      None

           (13)      Subscription Agreement*

         (15.1)      Service and Distribution Plan

         (15.2)      Form of Servicing and Distribution
                     Agreement

           (16)      None

           (17)      Financial Data Schedules**

           (18)      None

   *    Submitted in draft form
   **   To be filed by amendment